Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8 .7% )
a
Value
Basic Materials (1.2%)
Flexsys Holdings, Inc., Term Loan
$ 1,248,725
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 1,117,609
Gemini HDPE, LLC, Term Loan
875,801
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
836,390
Grinding Media, Inc., Term Loan
1,267,200
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,127,808
Groupe Solmax, Inc., Term Loan
1,173,776
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,035,857
Herens US Holdco Corporation,
Term Loan
1,150,503
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
1,021,071
Hyperion Materials &
Technologies, Inc., Term Loan
756,781
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
703,807
INEOS US Petrochem, LLC, Term
Loan
977,625
5.865%,  (LIBOR 1M +
2.750%), 1/29/2026
b
909,602
Innophos Holdings, Inc., Term
Loan
633,750
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
612,361
Lummus Technology Holdings V,
LLC, Term Loan
595,161
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
537,877
Momentive Performance Materials
USA, LLC, Term Loan
602,753
6.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
583,917
Natgasoline, LLC, Term Loan
765,187
6.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
730,754
Nouryon USA, LLC, Term Loan
1,195,937
5.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,119,696
Sparta US HoldCo, LLC, Term
Loan
183,613
5.803%,  (LIBOR 1M +
3.250%), 8/2/2028
b
173,859
Spectrum Group Buyer, Inc., Term
Loan
1,751,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
1,679,314
Venator Finance SARL, Term Loan
731,525
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
633,683
Total 12,823,605
Capital Goods (1.6%)
ACProducts Holdings, Inc., Term
Loan
1,189,937
7.325%,  (LIBOR 3M +
4.250%), 5/17/2028
b
873,450
Advanced Drainage Systems, Inc.,
Term Loan
109,936
4.862%,  (LIBOR 1M +
2.250%), 9/24/2026
b
109,936
Principal
Amount Bank Loans (8.7%)
a
Value
Capital Goods (1.6%) - continued
AZZ, Inc., Term Loan
$ 382,034
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
$ 371,211
Bingo Industries, Ltd., Term Loan
450,450
7.174%,  (LIBOR 3M +
3.500%), 8/9/2028
b
404,842
BW Holding, Inc., Term Loan
1,598,875
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
1,470,965
CP Atlas Buyer, Inc., Term Loan
748,799
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
649,209
EnergySolutions, LLC, Term Loan
557,668
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
514,973
Foley Products Company, LLC,
Term Loan
1,050,627
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
992,842
GFL Environmental, Inc., Term
Loan
982,500
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
970,592
LABL, Inc., Term Loan
312,638
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
281,130
LRS Holdings, LLC, Term Loan
628,253
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
593,699
LTR Intermediate Holdings, Inc.,
Term Loan
655,025
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
594,979
Mauser Packaging Solutions
Holding Company, Term Loan
1,376,845
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,279,612
Pactiv Evergreen Group Holdings,
Inc., Term Loan
638,625
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
609,772
Quikrete Holdings Inc., Term Loan
746,250
6.115%,  (LIBOR 1M +
3.000%), 3/18/2029
b
716,713
Secure Acquisition, Inc., Delayed
Draw
104,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
97,240
Secure Acquisition, Inc., Term
Loan
694,510
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
649,367
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,156,103
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
1,101,188
Tiger Acquisition, LLC, Term Loan
405,900
6.365%,  (LIBOR 1M +
3.250%), 6/1/2028
b
374,443
TransDigm, Inc., Term Loan
2,241,612
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
2,144,192

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.7%)
a
Value
Capital Goods (1.6%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 1,135,970
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
$ 1,064,687
Trident TPI Holdings, Inc., Delayed
Draw
94,459
6.300%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
89,311
Trident TPI Holdings, Inc., Term
Loan
660,825
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
624,810
Waterlogic USA Holdings, Inc.,
Term Loan
678,150
7.865%,  (LIBOR 1M +
4.750%), 8/12/2028
b
664,587
Total 17,243,750
Communications Services (1.8%)
Allen Media, LLC, Term Loan
363,511
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
313,074
Audacy Capital Corporation, Term
Loan
804,632
5.613%,  (LIBOR 1M +
2.500%), 11/17/2024
b
665,262
Cablevision Lightpath, LLC, Term
Loan
918,638
6.068%,  (LIBOR 1M +
3.250%), 12/1/2027
b
877,878
Cengage Learning, Inc., Term
Loan
1,237,500
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,117,425
Clear Channel Outdoor Holdings,
Inc., Term Loan
974,189
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
867,330
CMG Media Corporation, Term
Loan
1,193,738
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,115,154
Crown Subsea Communications
Holding, Inc., Term Loan
993,699
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
956,435
DIRECTV Financing, LLC, Term
Loan
1,292,200
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,200,622
E.W. Scripps Company, Term Loan
365,700
5.865%,  (LIBOR 1M +
2.750%), 1/7/2028
b
353,032
Gogo Intermediate Holdings, LLC,
Term Loan
1,051,688
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,018,296
Gridiron Fiber Corporation, Term
Loan
750,230
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
678,493
iHeartCommunications, Inc., Term
Loan
671,437
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
629,231
Principal
Amount Bank Loans (8.7%)
a
Value
Communications Services (1.8%) - continued
Metronet Systems Holdings, LLC,
Term Loan
$ 1,193,854
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
$ 1,119,238
NEP Group, Inc., Term Loan
1,270,500
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,168,860
377,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
339,677
Nexstar Media, Inc., Term Loan
943,061
5.615%,  (LIBOR 1M +
2.500%), 9/18/2026
b
928,576
ORBCOMM, Inc., Term Loan
663,300
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
605,812
RLG Holdings, LLC, Term Loan
677,852
7.115%,  (LIBOR 1M +
4.000%), 7/8/2028
b
636,049
Univision Communications, Inc.,
Term Loan
621,875
6.365%,  (LIBOR 1M +
3.250%), 1/31/2029
b
593,306
Voyage Australia, Pty. Ltd., Term
Loan
633,600
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
608,655
Voyage Digital NZ/US, Term Loan
1,056,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
1,025,640
Xplornet Communications, Inc.,
Term Loan
668,250
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
586,222
595,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
516,163
Zayo Group Holdings, Inc., Term
Loan
1,848,388
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,539,023
Total 19,459,453
Consumer Cyclical (1.1%)
Adient US, LLC, Term Loan
325,875
6.365%,  (LIBOR 1M +
3.250%), 4/8/2028
b
306,935
American Trailer World
Corporation, Term Loan
1,101,832
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
996,695
Caesars Resort Collection, LLC,
Term Loan
319,107
6.615%,  (LIBOR 1M +
3.500%), 7/20/2025
b
313,954
Carnival Corporation, Term Loan
615,554
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
557,076
CNT Holdings I Corporation, Term
Loan
615,625
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
585,392
175,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
164,937

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.7%)
a
Value
Consumer Cyclical (1.1%) - continued
Golden Entertainment, Inc., Term
Loan
$ 1,449,268
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 1,431,877
Great Canadian Gaming
Corporation, Term Loan
425,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
404,812
HRNI Holdings, LLC, Term Loan
585,525
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
554,785
PetSmart, LLC, Term Loan
1,455,300
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,374,051
Prime Security Services Borrower,
LLC, Term Loan
2,713,675
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,624,205
Staples, Inc., Term Loan
346,443
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
323,710
564,391
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
493,605
Tenneco, Inc., Term Loan
915,477
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
900,033
Wyndham Hotels & Resorts, Inc.,
Term Loan
500,500
4.865%,  (LIBOR 1M +
1.750%), 5/30/2025
b
486,556
Total 11,518,623
Consumer Non-Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Term
Loan
763,088
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
707,290
Alltech, Inc., Term Loan
586,567
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
561,151
Blue Ribbon, LLC, Term Loan
812,250
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
691,428
Chobani, LLC, Term Loan
475,300
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
431,634
City Brewing Company, LLC, Term
Loan
1,688,700
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,311,562
Del Monte Foods, Inc., Term Loan
396,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
378,509
Gainwell Acquisition Corporation,
Term Loan
1,231,203
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,170,566
Global Medical Response, Inc.,
Term Loan
276,253
7.365%,  (LIBOR 1M +
4.250%), 3/14/2025
b
238,564
3,004,421
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
2,597,322
Principal
Amount Bank Loans (8.7%)
a
Value
Consumer Non-Cyclical (1.0%) - continued
Mamba Purchaser, Inc., Term Loan
$ 115,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
$ 108,675
Packaging Coordinators Midco,
Inc., Term Loan
626,638
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
594,260
Pegasus Bidco BV, Term Loan
609,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
580,578
Precision Medicine Group, LLC,
Delayed Draw
44,369
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
40,931
Precision Medicine Group, LLC,
Term Loan
969,352
3.234%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
894,228
Sharp Services, LLC, Term Loan
265,665
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
249,725
Total 10,556,423
Energy (0.4%)
CQP Holdco, LP, Term Loan
1,481,250
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,426,933
Freeport LNG Investments, LLP,
Term Loan
1,176,141
6.210%,  (LIBOR 3M +
3.500%), 12/21/2028
b
1,086,249
GIP II Blue Holding, LP, Term Loan
952,448
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
936,256
GIP III Stetson I, LP, Term Loan
1,010,281
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
961,666
Total 4,411,104
Financials (0.4%)
Asurion, LLC, Term Loan
393,000
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
332,333
1,290,350
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
1,085,829
810,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
607,500
670,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
509,200
Novae, LLC, Term Loan
1,576,080
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,457,874
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
396,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
366,300
Total 4,359,036
Technology (0.4%)
CommScope, Inc., Term Loan
1,629,600
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,501,269

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.7%)
a
Value
Technology (0.4%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,748,375
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 1,239,528
Redstone Holdco 2 LP, Term Loan
605,728
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
446,421
348,870
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
275,827
SS&C Technologies, Inc., Term
Loan
132,114
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
127,608
97,816
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
94,480
Venga Finance SARL, Term Loan
633,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
582,360
Total 4,267,493
Transportation (0.6%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,090,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,021,030
Air Canada, Term Loan
435,908
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
413,724
Genesee & Wyoming, Inc., Term
Loan
1,262,625
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,225,605
Hertz Corporation, Term Loan
330,812
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
312,413
63,135
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
59,623
Rinchem Company, LLC, Term
Loan
263,340
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
251,161
SkyMiles IP, Ltd., Term Loan
1,245,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,245,971
United Airlines, Inc., Term Loan
625,475
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
595,852
Total 6,125,379
Utilities (0.2%)
Calpine Corporation, Term Loan
1,188,825
5.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,146,479
Constellation Renewables, LLC,
Term Loan
353,892
5.570%,  (LIBOR 3M +
2.500%), 12/15/2027
b
345,841
Osmose Utilities Services, Inc.,
Term Loan
262,350
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
240,050
Principal
Amount Bank Loans (8.7%)
a
Value
Utilities (0.2%) - continued
PG&E Corporation, Term Loan
$ 613,218
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 585,317
Total 2,317,687
Total Bank Loans
(cost $100,676,371) 93,082,553
Principal
Amount Long-Term Fixed Income ( 59 .4% ) Value
Asset-Backed Securities (4.8%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
730,727
1,608,901
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,490,667
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
700,364
522 Funding CLO, Ltd.
1,325,000
5.110%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,241,733
Affirm Asset Securitization Trust
1,150,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,f
1,110,334
Amur Equipment Finance
Receivables XI, LLC
1,125,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
1,118,199
Anchorage Capital CLO 21, Ltd.
1,225,000
5.110%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,111,413
Ares XL CLO, Ltd.
1,200,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,067,942
Babson CLO, Ltd.
2,900,000
5.610%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
2,620,910
Bankers Healthcare Group
Securitization Trust
1,125,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
1,122,188
Barings CLO, Ltd.
600,000
5.860%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
540,263
Benefit Street Partners CLO II, Ltd.
1,000,000
4.412%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
941,987
Benefit Street Partners CLO, Ltd.
700,000
4.662%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
636,509
Business Jet Securities, LLC
362,103
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
330,258
1,287,108
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,187,585

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Asset-Backed Securities (4.8%) - continued
CarVal CLO VIII-C, Ltd.
$ 1,000,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,f
$ 1,000,000
CarVal CLO, Ltd.
1,700,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,570,232
Dewolf Park CLO, Ltd.
1,000,000
5.362%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
891,572
Dryden 36 Senior Loan Fund
1,025,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
967,201
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
1,245,197
Galaxy XIX CLO, Ltd.
500,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
453,918
Harley Marine Financing, LLC
1,728,945
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,685,219
Invesco CLO, Ltd.
250,000
4.409%,  (LIBOR 3M +
1.650%), 10/22/2034, Ser.
2021-3A, Class B
b,f
231,944
Longfellow Place CLO, Ltd.
2,000,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,921,814
Madison Park Funding XXI, Ltd.
1,200,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,106,636
Mountain View CLO, Ltd.
500,000
5.090%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
470,868
Neuberger Berman CLO, Ltd.
1,650,000
5.512%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,477,872
OCP CLO, Ltd.
1,350,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,228,438
OZLM VIII, Ltd.
1,400,000
4.390%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
1,326,605
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,573,218
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,753,510
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
1,151,686
Principal
Amount Long-Term Fixed Income (59.4%) Value
Asset-Backed Securities (4.8%) - continued
$ 1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
$ 1,133,221
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
2,120,610
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
578,995
Saxon Asset Securities Trust
567,623
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
b
472,455
Sculptor CLO, Ltd.
950,000
5.110%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
859,190
TCI-Flatiron CLO, Ltd.
2,400,000
4.581%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
2,218,836
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
329,719
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,073,290
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,343,760
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
897,317
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
279,333
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,425,763
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
361,663
Whitebox CLO III, Ltd.
1,225,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,101,798
Wind River CLO, Ltd.
950,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
881,736
Total 51,084,695
Basic Materials (1.0%)
Alcoa Nederland Holding BV
555,000 5.500%,  12/15/2027
f
517,621
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
171,863
Avient Corporation
150,000 7.125%,  8/1/2030
f
138,439
Cascades USA, Inc.
285,000 5.125%,  1/15/2026
f,h
258,023
Chemours Company
465,000 5.750%,  11/15/2028
f
380,333
Cleveland-Cliffs, Inc.
410,000 5.875%,  6/1/2027
h
368,958
210,000 4.625%,  3/1/2029
f,h
176,400
Consolidated Energy Finance SA
665,000 5.625%,  10/15/2028
f
533,462

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Basic Materials (1.0%) - continued
Ecolab, Inc.
$ 174,000 2.125%,  2/1/2032 $ 137,379
EverArc Escrow Sarl
352,000 5.000%,  10/30/2029
f
284,150
First Quantum Minerals, Ltd.
739,000 6.875%,  10/15/2027
f
665,100
Freeport-McMoRan, Inc.
413,000 4.625%,  8/1/2030 361,883
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
f
182,571
Hecla Mining Company
160,000 7.250%,  2/15/2028 148,432
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
f
307,611
Ingevity Corporation
640,000 3.875%,  11/1/2028
f
529,142
LYB International Finance III, LLC
180,000 1.250%,  10/1/2025 158,161
Mercer International, Inc.
360,000 5.125%,  2/1/2029 286,877
Methanex Corporation
478,000 4.250%,  12/1/2024 458,330
Mosaic Company
300,000 4.050%,  11/15/2027 279,168
Novelis Corporation
150,000 3.250%,  11/15/2026
f
125,210
210,000 4.750%,  1/30/2030
f
172,200
150,000 3.875%,  8/15/2031
f
111,888
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 258,843
OCI NV
264,000 4.625%,  10/15/2025
f
245,252
Olin Corporation
670,000 5.125%,  9/15/2027 605,425
SCIL USA Holdings, LLC
450,000 5.375%,  11/1/2026
f
347,625
Sherwin-Williams Company
139,000 4.250%,  8/8/2025 135,672
SPCM SA
392,000 3.375%,  3/15/2030
f
306,015
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
f
335,389
Taseko Mines, Ltd.
310,000 7.000%,  2/15/2026
f
246,450
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
f
274,940
United States Steel Corporation
649,000 6.875%,  3/1/2029
h
589,844
Westlake Corporation
130,000 3.600%,  8/15/2026 120,891
Total 10,219,547
Capital Goods (2.0%)
Advanced Drainage Systems, Inc.
430,000 6.375%,  6/15/2030
f
416,605
AECOM
605,000 5.125%,  3/15/2027 564,650
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
f
377,200
ARD Finance SA
138,000 6.500%,  6/30/2027
f
94,489
Principal
Amount Long-Term Fixed Income (59.4%) Value
Capital Goods (2.0%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 400,000 5.250%,  8/15/2027
f
$ 250,292
206,000 5.250%,  8/15/2027
f
128,900
Boeing Company
340,000 4.875%,  5/1/2025 331,741
222,000 2.196%,  2/4/2026 197,011
197,000 3.250%,  3/1/2028 170,547
293,000 5.150%,  5/1/2030 271,039
Bombardier, Inc.
427,000 7.125%,  6/15/2026
f
391,632
424,000 7.875%,  4/15/2027
f,h
390,080
330,000 6.000%,  2/15/2028
f
276,103
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
f
212,500
Canpack SA/Canpack US LLC
500,000 3.125%,  11/1/2025
f
434,838
Carrier Global Corporation
265,000 2.722%,  2/15/2030 218,740
Chart Industries, Inc., Convertible
286,000 1.000%,  11/15/2024
f
898,841
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
f
52,776
116,000 8.750%,  4/15/2030
f
95,935
CNH Industrial Capital, LLC
89,000 1.950%,  7/2/2023 87,111
Cornerstone Building Brands, Inc.
298,000 6.125%,  1/15/2029
f
166,284
Covert Mergeco, Inc.
296,000 4.875%,  12/1/2029
f
239,245
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
f,h
253,273
Crown Cork & Seal Company, Inc.
340,000 7.375%,  12/15/2026 340,000
General Electric Capital
Corporation
210,000 6.750%,  3/15/2032 226,899
General Electric Company
603,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,i
563,916
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
f
259,212
617,000 3.500%,  9/1/2028
f
520,322
Greenbrier Companies, Inc.,
Convertible
326,000 2.875%,  4/15/2028 255,747
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
f
525,165
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
f
297,000
Howmet Aerospace, Inc.
227,000 6.875%,  5/1/2025 228,655
960,000 3.000%,  1/15/2029 784,282
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 172,943
Itron, Inc., Convertible
562,000 Zero Coupon,  3/15/2026 438,922
JELD-WEN, Inc.
176,000 4.625%,  12/15/2025
f
142,560
John Deere Capital Corporation
281,000 2.800%,  7/18/2029 245,805
144,000 3.900%,  6/7/2032 132,107

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Capital Goods (2.0%) - continued
Kaman Corporation, Convertible
$ 171,000 3.250%,  5/1/2024 $ 160,483
KBR, Inc., Convertible
504,000 2.500%,  11/1/2023 875,952
Mauser Packaging Solutions
Holding Company
310,000 5.500%,  4/15/2024
f
294,500
470,000 7.250%,  4/15/2025
f,h
413,445
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
f
167,380
Nesco Holdings II, Inc.
445,000 5.500%,  4/15/2029
f
370,903
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
f
420,701
OI European Group BV
503,000 4.750%,  2/15/2030
f
399,885
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 212,752
Owens-Brockway Glass Container,
Inc.
155,000 5.875%,  8/15/2023
f
153,062
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
f
252,217
Parker-Hannifin Corporation
129,000 2.700%,  6/14/2024 124,187
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 192,681
255,000 1.750%,  12/1/2028
f
184,556
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
f
334,683
Raytheon Technologies
Corporation
312,000 4.125%,  11/16/2028 291,504
Republic Services, Inc.
131,000 3.950%,  5/15/2028 122,584
SRM Escrow Issuer, LLC
580,000 6.000%,  11/1/2028
f
471,389
Sunpower Corporation,
Convertible
414,000 4.000%,  1/15/2023 450,018
Textron, Inc.
196,000 3.650%,  3/15/2027 180,052
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
f
126,469
TransDigm, Inc.
290,000 6.250%,  3/15/2026
f
281,300
1,289,000 5.500%,  11/15/2027 1,121,043
United Rentals North America, Inc.
600,000 4.875%,  1/15/2028 550,104
310,000 4.000%,  7/15/2030 256,088
Victors Merger Corporation
194,000 6.375%,  5/15/2029
f
116,132
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 58,605
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
162,528
WESCO Distribution, Inc.
545,000 7.250%,  6/15/2028
f
533,801
Total 20,932,371
Principal
Amount Long-Term Fixed Income (59.4%) Value
Collateralized Mortgage Obligations (4.5%)
Alternative Loan Trust
$ 586,947
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 347,740
Banc of America Alternative Loan
Trust
632,489
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 539,195
Banc of America Mortgage
Securities Trust
447,879
2.979%,  9/25/2035, Ser.
2005-H, Class 3A1
b
412,641
Bear Stearns Adjustable Rate
Mortgage Trust
112,615
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
108,039
CHL Mortgage Pass-Through Trust
229,414
2.900%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
226,252
989,968
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 572,819
CHNGE Mortgage Trust
1,584,938
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,466,399
1,696,292
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,621,051
998,411
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
b,f
959,090
1,250,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
1,221,264
Citigroup Mortgage Loan Trust,
Inc.
1,077,811
3.001%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
938,028
Colony American Finance, Ltd.
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,218,486
Countrywide Alternative Loan Trust
535,371
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 452,020
249,630
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
211,278
181,047
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 144,479
Countrywide Home Loan
Mortgage Pass Through Trust
507,891
2.488%,  11/25/2035, Ser.
2005-22, Class 2A1
b
440,050
Credit Suisse Mortgage Trust
1,050,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
1,024,837
631,703
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
537,894
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
826,221
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 736,188
355,214
2.554%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
321,217
Federal Home Loan Mortgage
Corporation
1,851,683
3.500%,  8/15/2035, Ser.
345, Class C8
j
215,940

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 3,273,403
4.000%,  1/25/2051, Ser.
5249, Class LA $ 3,165,369
6,594,584
1.500%,  12/25/2050, Ser.
5107, Class IO
j
575,071
36,307
2.500%,  12/15/2022, Ser.
4155, Class AI
j
29
338,345
2.500%,  5/15/2027, Ser.
4106, Class HI
j
10,330
1,249,252
3.000%,  5/15/2027, Ser.
4046, Class GI
j
52,641
1,136,109
3.000%,  7/15/2027, Ser.
4084, Class NI
j
53,822
1,711,241
3.000%,  7/15/2027, Ser.
4074, Class IO
j
85,220
579,581
2.500%,  2/15/2028, Ser.
4162, Class AI
j
26,885
1,257,302
2.500%,  2/15/2028, Ser.
4161, Class UI
j
57,135
1,943,128
2.500%,  3/15/2028, Ser.
4177, Class EI
j
91,914
1,695,760
3.500%,  10/15/2032, Ser.
4119, Class KI
j
189,868
1,220,547
3.000%,  2/15/2033, Ser.
4170, Class IG
j
120,568
2,077,364
3.000%,  4/15/2033, Ser.
4203, Class DI
j
128,151
Federal National Mortgage
Association - REMIC
1,792,302
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,755,807
3,601,685
4.000%,  7/25/2052, Ser.
2022-37, Class PE 3,467,990
2,039,147
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
87,548
1,411,773
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
55,066
2,668,573
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
97,953
1,312,069
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
64,278
3,786,088
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
198,945
1,932,780
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
82,089
972,456
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
43,010
2,555,867
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
108,528
889,575
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
34,535
862,322
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
43,187
527,572
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
27,610
1,817,771
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
69,277
1,566,376
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
147,586
1,750,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
1,717,256
Principal
Amount Long-Term Fixed Income (59.4%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 218,343
2.745%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
$ 195,433
220,465
3.329%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
201,780
Flagstar Mortgage Trust
605,136
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
522,119
GCAT Trust
846,466
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
809,086
Genworth Mortgage Insurance
Corporation
955,767
4.181%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
948,352
GMAC Mortgage Corporation
Loan Trust
438,004
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
396,125
Government National Mortgage
Association
423,798
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
16,778
Home RE, Ltd.
1,350,000
5.781%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
1,308,032
IndyMac IMJA Mortgage Loan
Trust
946,157
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 455,448
J.P. Morgan Mortgage Trust
863,283
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
672,895
91,065
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 89,043
462,048
2.949%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
369,603
Legacy Mortgage Asset Trust
1,159,632
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
1,130,820
Merrill Lynch Alternative Note
Asset Trust
900,869
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 384,666
MortgageIT Trust
2,029,779
3.544%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,869,628
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
386,216
Radnor RE 2022-1, Ltd.
1,250,000
5.933%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
1,244,970
Radnor Re, Ltd.
2,450,000
5.784%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
2,431,194

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 539,938
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 449,143
349,707
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 280,485
634,138
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 528,134
Residential Asset Securitization
Trust
356,917
2.296%,  1/25/2034, Ser.
2004-IP1, Class A1
b
337,295
1,181,770
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,087,343
Residential Funding Mortgage
Security I Trust
420,030
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 328,036
ROC Securities Trust Series
1,400,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,310,201
Sequoia Mortgage Trust
556,588
3.034%,  9/20/2046, Ser.
2007-1, Class 4A1
b
394,912
Starwood Mortgage Residential
Trust
451,138
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
449,421
Structured Adjustable Rate
Mortgage Loan Trust
234,359
3.681%,  7/25/2035, Ser.
2005-15, Class 4A1
b
203,833
Toorak Mortgage Corporation, Ltd.
1,105,790
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,099,018
Verus Securitization Trust
1,426,437
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,197,849
WaMu Mortgage Pass-Through
Certificates
220,767
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
211,837
Washington Mutual Mortgage
Pass-Through Certificates
352,388
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 287,983
Total 47,870,253
Commercial Mortgage-Backed Securities (0.7%)
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 803,428
BANK 2021-BNK37
1,325,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,076,514
BANK 2022-BNK39
1,700,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,414,954
BBCMS Mortgage Trust
1,814,132
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
80,624
500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
417,090
Principal
Amount Long-Term Fixed Income (59.4%) Value
Commercial Mortgage-Backed Securities (0.7%)
- continued
$ 1,400,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
$ 1,239,543
6,000,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
494,959
900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 735,945
BFLD Trust
1,250,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,187,315
Silver Hill Trust
482,513
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
454,233
Total 7,904,605
Communications Services (2.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
359,000 10.500%,  2/15/2028
f
177,705
Altice Financing SA
180,000 5.750%,  8/15/2029
f
137,740
Altice France SA
130,000 8.125%,  2/1/2027
f
116,187
485,000 5.125%,  7/15/2029
f
362,348
410,000 5.500%,  10/15/2029
f
308,477
AMC Networks, Inc.
383,000 4.750%,  8/1/2025 342,223
American Tower Corporation
125,000 3.375%,  5/15/2024 121,703
260,000 4.400%,  2/15/2026 252,772
135,000 1.450%,  9/15/2026 115,086
196,000 3.800%,  8/15/2029 171,936
AT&T, Inc.
407,000 4.300%,  2/15/2030 371,865
Cable One, Inc., Convertible
739,000 1.125%,  3/15/2028 532,080
CCO Holdings, LLC
325,000 5.500%,  5/1/2026
f
307,937
620,000 5.125%,  5/1/2027
f
559,550
214,000 6.375%,  9/1/2029
f
196,473
16,000 4.750%,  3/1/2030
f
12,980
695,000 4.500%,  8/15/2030
f
549,634
588,000 4.750%,  2/1/2032
f
457,923
360,000 4.250%,  1/15/2034
f
257,681
Cengage Learning, Inc.
462,000 9.500%,  6/15/2024
f,h
433,125
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 224,367
139,000 4.908%,  7/23/2025 135,547
196,000 5.050%,  3/30/2029 180,402
Clear Channel Worldwide
Holdings, Inc.
358,000 5.125%,  8/15/2027
f
302,416
351,000 7.750%,  4/15/2028
f,h
265,005
Comcast Corporation
156,000 2.350%,  1/15/2027 139,896
326,000 3.400%,  4/1/2030 286,723
Consolidated Communications,
Inc.
355,000 5.000%,  10/1/2028
f
246,875

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Communications Services (2.6%) - continued
Crown Castle International
Corporation
$ 218,000 2.900%,  3/15/2027 $ 193,503
CSC Holdings, LLC
760,000 5.375%,  2/1/2028
f
663,100
365,000 6.500%,  2/1/2029
f
322,112
349,000 4.125%,  12/1/2030
f
260,773
Cumulus Media New Holdings,
Inc.
179,000 6.750%,  7/1/2026
f
150,995
Deutsche Telekom International
Finance BV
170,000 8.750%,  6/15/2030 194,768
DIRECTV Holdings, LLC
498,000 5.875%,  8/15/2027
f
429,331
DISH DBS Corporation
184,000 5.250%,  12/1/2026
f
150,741
145,000 7.375%,  7/1/2028 97,635
259,000 5.750%,  12/1/2028
f
195,737
234,000 5.125%,  6/1/2029 137,475
Entercom Media Corporation
548,000 6.500%,  5/1/2027
f
134,260
Frontier Communications
Corporation
178,000 6.750%,  5/1/2029
f
146,850
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
f
403,304
109,000 8.750%,  5/15/2030
f
109,070
GCI, LLC
380,000 4.750%,  10/15/2028
f
315,497
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
627,540
Gray Television, Inc.
370,000 4.750%,  10/15/2030
f
277,294
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 181,497
iHeartCommunications, Inc.
385,000 4.750%,  1/15/2028
f
320,898
Iliad Holding SASU
544,000 6.500%,  10/15/2026
f
475,674
LCPR Senior Secured Financing
DAC
297,000 6.750%,  10/15/2027
f
246,510
Level 3 Financing, Inc.
660,000 4.625%,  9/15/2027
f
546,203
455,000 4.250%,  7/1/2028
f
354,905
Lumen Technologies, Inc.
339,000 5.125%,  12/15/2026
f
291,679
Magallanes, Inc.
148,000 3.638%,  3/15/2025
f
140,159
215,000 4.054%,  3/15/2029
f
185,693
145,000 4.279%,  3/15/2032
f
119,289
Meta Platforms, Inc.
137,000 3.500%,  8/15/2027
f
128,110
Netflix, Inc.
155,000 5.875%,  2/15/2025 154,871
290,000 4.875%,  4/15/2028 271,415
271,000 5.875%,  11/15/2028 264,436
NTT Finance Corporation
200,000 4.142%,  7/26/2024
f
197,263
156,000 1.162%,  4/3/2026
f
136,267
Principal
Amount Long-Term Fixed Income (59.4%) Value
Communications Services (2.6%) - continued
Omnicom Group, Inc.
$ 196,000 4.200%,  6/1/2030 $ 177,901
Paramount Global
315,000 6.375%,  3/30/2062
b
272,128
129,000 4.750%,  5/15/2025 126,825
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
f
285,507
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
f
146,475
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
b,f
217,688
Scripps Escrow II, Inc.
165,000 3.875%,  1/15/2029
f
131,538
205,000 5.375%,  1/15/2031
f
155,291
Scripps Escrow, Inc.
250,000 5.875%,  7/15/2027
f
217,500
Sinclair Television Group, Inc.
681,000 5.500%,  3/1/2030
f
489,428
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
f
454,163
275,000 4.000%,  7/15/2028
f
233,910
Sprint Capital Corporation
667,000 6.875%,  11/15/2028 685,343
395,000 8.750%,  3/15/2032 457,706
Sprint Corporation
1,399,000 7.625%,  2/15/2025 1,434,083
Take-Two Interactive Software, Inc.
284,000 3.300%,  3/28/2024 276,807
TEGNA, Inc.
697,000 4.625%,  3/15/2028 643,507
Telesat Canada
205,000 4.875%,  6/1/2027
f
96,276
75,000 6.500%,  10/15/2027
f
27,750
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 144,321
261,000 3.875%,  4/15/2030 231,511
60,000 2.875%,  2/15/2031 48,350
Twitter, Inc.
93,000 3.875%,  12/15/2027
f
87,208
Twitter, Inc., Convertible
1,021,000 Zero Coupon,  3/15/2026
h
934,648
United States Cellular Corporation
330,000 6.700%,  12/15/2033 297,094
Uniti Fiber Holdings, Inc.,
Convertible
178,000 4.000%,  6/15/2024
f
164,094
Uniti Group, LP
125,000 4.750%,  4/15/2028
f
98,746
Univision Communications, Inc.
665,000 6.625%,  6/1/2027
f
627,569
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 219,495
196,000 3.150%,  3/22/2030 166,715
131,000 2.550%,  3/21/2031 104,594
311,000 2.355%,  3/15/2032 238,483
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
285,480
VTR Finance NV
250,000 6.375%,  7/15/2028
f
138,125
VZ Secured Financing BV
573,000 5.000%,  1/15/2032
f
428,086
Walt Disney Company
130,000 3.800%,  3/22/2030 118,200

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Communications Services (2.6%) - continued
YPSO Finance BIS SA
$ 189,000 10.500%,  5/15/2027
f
$ 148,035
Zayo Group Holdings, Inc.
240,000 4.000%,  3/1/2027
f
192,588
Total 27,594,678
Consumer Cyclical (3.3%)
1011778 B.C., ULC
560,000 4.375%,  1/15/2028
f
485,240
Allied Universal Finance
Corporation
260,000 4.625%,  6/1/2028
f
196,300
Allied Universal Holdco, LLC
195,000 6.625%,  7/15/2026
f
173,794
300,000 4.625%,  6/1/2028
f
231,096
379,000 6.000%,  6/1/2029
f
244,597
Allison Transmission, Inc.
80,000 4.750%,  10/1/2027
f
70,454
535,000 3.750%,  1/30/2031
f
410,126
Amazon.com, Inc.
279,000 3.300%,  4/13/2027 263,408
263,000 1.650%,  5/12/2028 223,393
131,000 1.500%,  6/3/2030 103,345
American Axle & Manufacturing,
Inc.
699,000 6.500%,  4/1/2027
h
592,402
Arko Corporation
255,000 5.125%,  11/15/2029
f
198,900
Ashton Woods USA, LLC
240,000 4.625%,  8/1/2029
f
174,253
200,000 4.625%,  4/1/2030
f
143,230
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 98,094
Bloomin' Brands, Inc., Convertible
87,000 5.000%,  5/1/2025 147,683
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
f
299,589
Boyne USA, Inc.
285,000 4.750%,  5/15/2029
f
238,754
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
f
335,772
Burlington Stores, Inc., Convertible
415,000 2.250%,  4/15/2025
h
394,250
Caesars Entertainment, Inc.
583,000 6.250%,  7/1/2025
f
561,866
190,000 8.125%,  7/1/2027
f,h
181,466
408,000 4.625%,  10/15/2029
f,h
311,746
Carnival Corporation
137,000 10.500%,  2/1/2026
f
135,549
351,000 7.625%,  3/1/2026
f
266,760
828,000 5.750%,  3/1/2027
f
580,055
Cedar Fair, LP
179,000 5.375%,  4/15/2027 166,272
494,000 5.250%,  7/15/2029
h
423,899
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
f
211,944
Cinemark USA, Inc.
472,000 5.875%,  3/15/2026
f
394,675
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
176,581
Principal
Amount Long-Term Fixed Income (59.4%) Value
Consumer Cyclical (3.3%) - continued
Cushman & Wakefield US
Borrower, LLC
$ 211,000 6.750%,  5/15/2028
f
$ 195,713
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 68,860
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
f
167,826
Dana, Inc.
395,000 5.625%,  6/15/2028
h
325,935
Dick's Sporting Goods, Inc.,
Convertible
194,000 3.250%,  4/15/2025 633,119
Empire Communities Corporation
300,000 7.000%,  12/15/2025
f
248,937
Expedia Group, Inc.
224,000 4.625%,  8/1/2027 210,359
229,000 3.250%,  2/15/2030 185,721
Expedia Group, Inc., Convertible
280,000 Zero Coupon,  2/15/2026 242,181
Ford Motor Company
653,000 3.250%,  2/12/2032 470,375
385,000 6.100%,  8/19/2032 339,416
Ford Motor Company, Convertible
972,000 Zero Coupon,  3/15/2026 888,894
Ford Motor Credit Company, LLC
418,000 2.300%,  2/10/2025 370,472
920,000 4.134%,  8/4/2025 834,946
814,000 2.700%,  8/10/2026 675,123
250,000 2.900%,  2/10/2029 189,375
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
f
271,429
FTI Consulting, Inc., Convertible
500,000 2.000%,  8/15/2023 824,800
General Motors Company
148,000 6.125%,  10/1/2025 148,064
196,000 6.800%,  10/1/2027 198,079
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 303,327
158,000 1.200%,  10/15/2024 145,031
199,000 2.900%,  2/26/2025 185,927
149,000 2.750%,  6/20/2025 137,250
270,000 5.700%,  9/30/2030
b,i
231,422
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029 204,088
185,000 5.250%,  7/15/2031 148,000
Guitar Center Escrow Issuer II, Inc.
122,000 8.500%,  1/15/2026
f
108,077
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
f
316,430
Hilton Domestic Operating
Company, Inc.
745,000 4.875%,  1/15/2030 648,150
174,000 3.625%,  2/15/2032
f
133,266
Hilton Grand Vacations Borrower
Escrow, LLC
495,000 5.000%,  6/1/2029
f
399,515
Home Depot, Inc.
214,000 3.250%,  4/15/2032 185,291
Hyundai Capital America
105,000 1.800%,  10/15/2025
f
93,383
196,000 3.000%,  2/10/2027
f
174,054
134,000 2.100%,  9/15/2028
f
105,237

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Consumer Cyclical (3.3%) - continued
International Game Technology plc
$ 510,000 5.250%,  1/15/2029
f
$ 451,743
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
f
195,080
KB Home
360,000 4.800%,  11/15/2029 289,829
Kohl's Corporation
125,000 3.375%,  5/1/2031 77,200
L Brands, Inc.
719,000 6.625%,  10/1/2030
f
625,530
130,000 6.875%,  11/1/2035 108,599
Lennar Corporation
77,000 5.875%,  11/15/2024 77,620
148,000 4.750%,  5/30/2025 145,731
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 193,989
330,000 4.500%,  4/15/2030 308,505
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
f,h
292,913
139,000 6.125%,  3/15/2032
f
106,428
Magic MergerCo, Inc.
277,000 5.250%,  5/1/2028
f
194,448
Marriott International, Inc.
139,000 5.000%,  10/15/2027 134,237
198,000 4.625%,  6/15/2030 178,929
Marriott Vacations Worldwide
Corporation,  Convertible
227,000 Zero Coupon,  1/15/2026 208,597
Mattamy Group Corporation
324,000 5.250%,  12/15/2027
f
268,556
McDonald's Corporation
177,000 3.800%,  4/1/2028 166,259
MGM Resorts International
844,000 5.750%,  6/15/2025 806,585
NCL Corporation, Ltd.
435,000 3.625%,  12/15/2024
f
365,816
173,000 5.875%,  2/15/2027
f
144,023
Nissan Motor Company, Ltd.
218,000 3.043%,  9/15/2023
f
211,931
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 178,590
PENN Entertainment, Inc.
370,000 4.125%,  7/1/2029
f
283,218
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
f
410,779
439,000 7.750%,  2/15/2029
f
392,440
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
738,000 5.750%,  4/15/2026
f
694,414
328,000 6.250%,  1/15/2028
f
279,906
Realogy Group, LLC
460,000 5.750%,  1/15/2029
f
331,775
Rite Aid Corporation
153,000 7.500%,  7/1/2025
f
116,405
Royal Caribbean Cruises, Ltd.
535,000 9.125%,  6/15/2023
f
544,363
180,000 11.500%,  6/1/2025
f
191,250
603,000 4.250%,  7/1/2026
f
443,256
291,000 9.250%,  1/15/2029
e,f
286,738
Scientific Games International, Inc.
520,000 7.250%,  11/15/2029
f
483,969
48,000 6.625%,  3/1/2030
f
38,477
Principal
Amount Long-Term Fixed Income (59.4%) Value
Consumer Cyclical (3.3%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 168,000 5.250%,  8/15/2029
f
$ 139,507
Six Flags Theme Parks, Inc.
121,000 7.000%,  7/1/2025
f
120,949
Staples, Inc.
328,000 7.500%,  4/15/2026
f
275,392
332,000 10.750%,  4/15/2027
f
246,095
Station Casinos, LLC
304,000 4.625%,  12/1/2031
f
229,607
Tapestry, Inc.
134,000 3.050%,  3/15/2032 99,974
Target Corporation
131,000 2.350%,  2/15/2030 109,329
Tenneco, Inc.
445,000 5.000%,  7/15/2026
h
432,763
Toll Brothers Finance Corporation
199,000 4.350%,  2/15/2028 173,460
Toyota Motor Credit Corporation
138,000 4.400%,  9/20/2024 137,127
196,000 1.900%,  4/6/2028 166,761
164,000 4.450%,  6/29/2029 158,227
Travel + Leisure Company
302,000 6.625%,  7/31/2026
f
282,896
TripAdvisor, Inc.
90,000 7.000%,  7/15/2025
f
87,499
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
f,h
251,100
Vail Resorts, Inc., Convertible
305,000 Zero Coupon,  1/1/2026 265,541
VICI Properties, LP/VICI Note
Company, Inc.
395,000 4.625%,  6/15/2025
f
371,706
486,000 5.750%,  2/1/2027
f
457,948
407,000 3.750%,  2/15/2027
f
356,475
Volkswagen Group of America
Finance, LLC
306,000 4.250%,  11/13/2023
f
302,781
74,000 3.350%,  5/13/2025
f
70,191
Wabash National Corporation
409,000 4.500%,  10/15/2028
f
317,059
Walmart, Inc.
279,000 3.950%,  9/9/2027 270,860
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
f
171,410
Yum! Brands, Inc.
526,000 4.750%,  1/15/2030
f
459,677
Total 35,626,027
Consumer Non-Cyclical (2.7%)
1375209 BC, Ltd.
215,000 9.000%,  1/30/2028
f
213,388
AbbVie, Inc.
610,000 3.600%,  5/14/2025 585,520
Albertson's Companies, Inc.
537,000 4.625%,  1/15/2027
f
479,982
546,000 3.500%,  3/15/2029
f
440,076
Altria Group, Inc.
176,000 4.400%,  2/14/2026 169,365
130,000 4.800%,  2/14/2029 119,999
Anheuser-Busch InBev Worldwide,
Inc.
286,000 4.000%,  4/13/2028 271,687

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Consumer Non-Cyclical (2.7%) - continued
$ 261,000 4.750%,  1/23/2029 $ 254,255
Aramark Services, Inc.
196,000 6.375%,  5/1/2025
f
192,080
633,000 5.000%,  2/1/2028
f
563,819
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 257,176
AstraZeneca plc
259,000 0.700%,  4/8/2026 223,817
Avantor Funding, Inc.
655,000 4.625%,  7/15/2028
f
582,914
B&G Foods, Inc.
179,000 5.250%,  9/15/2027 145,026
BAT Capital Corporation
117,000 3.222%,  8/15/2024 112,584
BAT International Finance plc
149,000 1.668%,  3/25/2026 128,798
Bausch Health Companies, Inc.
162,000 5.500%,  11/1/2025
f,h
128,692
355,000 4.875%,  6/1/2028
f
228,868
383,000 11.000%,  9/30/2028
f
308,315
76,000 14.000%,  10/15/2030
f
41,420
Baxter International, Inc.
134,000 2.539%,  2/1/2032 104,307
Becton, Dickinson and Company
196,000 2.823%,  5/20/2030 164,040
BioMarin Pharmaceutical, Inc.,
Convertible
742,000 1.250%,  5/15/2027
h
736,880
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 199,680
Bristol-Myers Squibb Company
218,000 2.950%,  3/15/2032 186,239
Bunge, Ltd. Finance Corporation
300,000 2.750%,  5/14/2031 235,988
Callaway Golf Company,
Convertible
379,000 2.750%,  5/1/2026 488,910
Cargill, Inc.
207,000 3.625%,  4/22/2027
f
196,664
137,000 2.125%,  11/10/2031
f
107,052
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 366,149
Chobani, LLC/Chobani Finance
Corporation, Inc.
418,000 4.625%,  11/15/2028
f
355,526
Community Health Systems, Inc.
148,000 8.000%,  12/15/2027
f
117,105
260,000 6.000%,  1/15/2029
f
191,097
338,000 6.875%,  4/15/2029
f
163,267
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 152,548
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 224,211
Coty, Inc.
311,000 5.000%,  4/15/2026
f
283,150
CVS Health Corporation
198,000 4.100%,  3/25/2025 193,721
102,000 4.300%,  3/25/2028 96,202
Diageo Capital plc
179,000 1.375%,  9/29/2025 162,298
148,000 2.000%,  4/29/2030 118,593
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
f
232,476
Principal
Amount Long-Term Fixed Income (59.4%) Value
Consumer Non-Cyclical (2.7%) - continued
Embecta Corporation
$ 134,000 6.750%,  2/15/2030
f
$ 123,711
Encompass Health Corporation
585,000 4.500%,  2/1/2028 501,048
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
f
330,092
Estee Lauder Companies, Inc.
130,000 1.950%,  3/15/2031 103,151
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 178,678
HCA, Inc.
722,000 5.375%,  2/1/2025 713,462
268,000 5.875%,  2/1/2029 260,599
HFC Prestige Products, Inc.
496,000 4.750%,  1/15/2029
f
419,611
HLF Financing SARL, LLC
689,000 4.875%,  6/1/2029
f
491,701
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
f
156,866
Ionis Pharmaceuticals, Inc.,
Convertible
452,000 0.125%,  12/15/2024 408,761
Jazz Investments I, Ltd.,
Convertible
746,000 2.000%,  6/15/2026 798,220
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
210,000 2.500%,  1/15/2027
f
179,418
165,000 3.625%,  1/15/2032
f
128,906
Johnson & Johnson
220,000 4.375%,  12/5/2033 211,926
Kraft Heinz Foods Company
350,000 3.875%,  5/15/2027 327,103
Kroger Company
130,000 4.500%,  1/15/2029 123,678
Mattel, Inc.
930,000 3.375%,  4/1/2026
f
829,967
McKesson Corporation
148,000 0.900%,  12/3/2025 129,624
197,000 1.300%,  8/15/2026 170,145
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
f
290,212
283,000 5.250%,  10/1/2029
f
213,665
Mylan, Inc.
96,000 4.200%,  11/29/2023 94,824
Newell Brands, Inc.
334,000 4.450%,  4/1/2026 307,280
Organon & Company
569,000 4.125%,  4/30/2028
f
486,495
Owens & Minor, Inc.
288,000 6.625%,  4/1/2030
f
253,440
PepsiCo, Inc.
285,000 3.600%,  2/18/2028 269,254
286,000 1.950%,  10/21/2031 227,482
Performance Food Group, Inc.
343,000 4.250%,  8/1/2029
f
285,582
Perrigo Finance Unlimited
Company
736,000 4.375%,  3/15/2026 675,280
Philip Morris International, Inc.
279,000 1.500%,  5/1/2025 255,644

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Consumer Non-Cyclical (2.7%) - continued
Pilgrim's Pride Corporation
$ 364,000 3.500%,  3/1/2032
f
$ 274,409
Post Holdings, Inc.
341,000 5.750%,  3/1/2027
f
325,249
212,000 5.625%,  1/15/2028
f
193,497
151,000 5.500%,  12/15/2029
f
130,540
330,000 4.500%,  9/15/2031
f
265,650
Post Holdings, Inc., Convertible
280,000 2.500%,  8/15/2027
f,h
276,500
Primo Water Holdings, Inc.
441,000 4.375%,  4/30/2029
f
358,723
Procter & Gamble Company
130,000 1.200%,  10/29/2030 100,325
Roche Holdings, Inc.
140,000 1.930%,  12/13/2028
f
117,692
200,000 2.076%,  12/13/2031
f
160,234
Royalty Pharma plc
296,000 1.200%,  9/2/2025 261,662
Scotts Miracle-Gro Company
264,000 4.500%,  10/15/2029 191,399
SEG Holding, LLC
540,000 5.625%,  10/15/2028
f
495,444
Simmons Foods, Inc.
691,000 4.625%,  3/1/2029
f
564,893
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
f
246,602
200,000 5.500%,  7/15/2030
f
156,386
Stryker Corporation
264,000 3.650%,  3/7/2028 248,427
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
f
326,475
Sysco Corporation
131,000 5.950%,  4/1/2030 132,598
Takeda Pharmaceutical Company,
Ltd.
291,000 5.000%,  11/26/2028 281,697
Teleflex, Inc.
318,000 4.250%,  6/1/2028
f
276,587
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 135,377
289,000 6.250%,  2/1/2027
f
269,680
1,055,000 5.125%,  11/1/2027
f
946,638
374,000 6.125%,  10/1/2028
f
327,657
Teva Pharmaceutical Finance
Netherlands III BV
608,000 3.150%,  10/1/2026 498,864
TreeHouse Foods, Inc.
554,000 4.000%,  9/1/2028
h
441,754
United Natural Foods, Inc.
241,000 6.750%,  10/15/2028
f
220,419
Winnebago Industries, Inc.,
Convertible
383,000 1.500%,  4/1/2025 400,474
Zoetis, Inc.
348,000 3.900%,  8/20/2028 322,213
Total 29,417,774
Energy (2.8%)
Antero Resources Corporation
375,000 5.375%,  3/1/2030
f
337,151
Archrock Partners, LP/Archrock
Partners Finance Corporation
530,000 6.250%,  4/1/2028
f
465,867
Principal
Amount Long-Term Fixed Income (59.4%) Value
Energy (2.8%) - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 232,000 6.625%,  7/15/2026
f
$ 216,340
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 397,150
BP Capital Markets plc
495,000 4.875%,  3/22/2030
b,i
425,700
Buckeye Partners, LP
385,000 3.950%,  12/1/2026 335,789
Callon Petroleum Company
324,000 8.250%,  7/15/2025 314,986
271,000 7.500%,  6/15/2030
f,h
237,262
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 296,313
Cheniere Corpus Christi Holdings,
LLC
268,000 5.875%,  3/31/2025 269,072
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 116,211
285,000 3.250%,  1/31/2032 218,839
Cheniere Energy, Inc.
442,000 4.625%,  10/15/2028 405,460
Chesapeake Energy Corporation
604,000 6.750%,  4/15/2029
f
579,006
CNX Resources Corporation
315,000 6.000%,  1/15/2029
f
287,438
CNX Resources Corporation,
Convertible
535,000 2.250%,  5/1/2026
h
740,707
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
f
73,785
310,000 5.875%,  1/15/2030
f
269,996
Continental Resources, Inc.
196,000 4.375%,  1/15/2028 175,905
145,000 5.750%,  1/15/2031
f
131,060
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
f
261,576
CrownRock Finance, Inc.
403,000 5.625%,  10/15/2025
f
385,820
Devon Energy Corporation
264,000 4.500%,  1/15/2030 240,296
Diamondback Energy, Inc.
65,000 3.125%,  3/24/2031 52,724
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
f
316,875
125,000 4.375%,  6/15/2031
f
103,090
Enbridge, Inc.
525,000 7.375%,  1/15/2083
b
505,717
263,000 7.625%,  1/15/2083
b
253,579
246,000 2.150%,  2/16/2024 236,391
130,000 3.700%,  7/15/2027 120,455
461,000 6.250%,  3/1/2078
b
414,301
Endeavor Energy Resources, LP
395,000 5.750%,  1/30/2028
f
375,692
Energy Transfer, LP
108,000 4.200%,  9/15/2023 106,838
371,000 5.875%,  1/15/2024 371,757
290,000 6.500%,  11/15/2026
b,i
252,620
196,000 3.750%,  5/15/2030 165,965
EnLink Midstream Partners, LP
460,000 4.850%,  7/15/2026 422,457

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Energy (2.8%) - continued
Enterprise Products Operating,
LLC
$ 130,000 4.150%,  10/16/2028 $ 120,863
280,000
4.875%,  (LIBOR 3M +
2.986%), 8/16/2077
b
255,500
EQM Midstream Partners, LP
300,000 4.750%,  1/15/2031
f
238,125
EQT Corporation
139,000 3.900%,  10/1/2027 126,490
EQT Corporation, Convertible
303,000 1.750%,  5/1/2026 834,981
Equinor ASA
92,000 2.875%,  4/6/2025 87,753
Ferrellgas, LP
282,000 5.375%,  4/1/2026
f
248,160
Halliburton Company
130,000 2.920%,  3/1/2030 108,198
Harvest Midstream, LP
654,000 7.500%,  9/1/2028
f
611,266
Hess Corporation
92,000 3.500%,  7/15/2024 88,930
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
f
308,508
202,000 5.500%,  10/15/2030
f
173,407
Hilcorp Energy I, LP/Hilcorp
Finance Company
400,000 5.750%,  2/1/2029
f
349,706
500,000 6.250%,  4/15/2032
f
442,905
Holly Energy Partners, LP/Holly
Energy Finance Corporation
375,000 6.375%,  4/15/2027
f
358,125
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
f
367,078
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
f
337,460
Laredo Petroleum, Inc.
690,000 7.750%,  7/31/2029
f,h
635,759
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 121,380
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 359,344
MEG Energy Corporation
374,000 7.125%,  2/1/2027
f
379,610
MPLX, LP
375,000 6.875%,  2/15/2023
b,i
368,438
325,000 1.750%,  3/1/2026 284,369
Murphy Oil Corporation
450,000 5.875%,  12/1/2027 420,633
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
f
408,956
National Fuel Gas Company
295,000 5.500%,  1/15/2026 289,711
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 444,850
Oasis Petroleum, Inc.
310,000 6.375%,  6/1/2026
f
294,500
Occidental Petroleum Corporation
125,000 8.500%,  7/15/2027 133,775
211,000 6.375%,  9/1/2028 210,142
260,000 6.450%,  9/15/2036 260,000
ONEOK, Inc.
194,000 2.200%,  9/15/2025 176,380
Principal
Amount Long-Term Fixed Income (59.4%) Value
Energy (2.8%) - continued
Ovintiv Exploration, Inc.
$ 132,000 5.375%,  1/1/2026 $ 130,554
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 149,087
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 537,168
Plains All American Pipeline, LP
150,000 6.125%,  11/15/2022
b,i
122,267
317,000 4.650%,  10/15/2025 305,170
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
f
344,333
Range Resources Corporation
332,000 4.750%,  2/15/2030
f,h
287,920
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 178,744
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
f
74,224
SM Energy Company
341,000 6.625%,  1/15/2027 327,319
185,000 6.500%,  7/15/2028 175,810
Southwestern Energy Company
234,000 5.375%,  2/1/2029 212,191
315,000 5.375%,  3/15/2030 283,831
192,000 4.750%,  2/1/2032 160,915
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 471,700
Sunoco, LP
415,000 5.875%,  3/15/2028 376,589
277,000 4.500%,  4/30/2030 226,448
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
546,275
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 308,740
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
f
224,573
TransCanada Trust
600,000 5.875%,  8/15/2076
b
558,435
Transocean Proteus, Ltd.
108,000 6.250%,  12/1/2024
f
101,520
Transocean, Inc.
330,000 11.500%,  1/30/2027
f
305,230
USA Compression Partners, LP
387,000 6.875%,  4/1/2026 356,040
Valero Energy Corporation
280,000 2.800%,  12/1/2031 222,704
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
f
320,847
220,000 4.125%,  8/15/2031
f
182,483
W&T Offshore, Inc.
158,000 9.750%,  11/1/2023
f
154,870
Weatherford International, Ltd.
409,000 8.625%,  4/30/2030
f
356,175
Western Midstream Operating, LP
640,000 3.950%,  6/1/2025 601,600
210,000 5.500%,  8/15/2048 169,838

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Energy (2.8%) - continued
Williams Companies, Inc.
$ 131,000 2.600%,  3/15/2031 $ 102,717
Total 29,601,809
Financials (7.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
120,000 7.000%,  11/15/2025
f
109,607
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b,h
267,796
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 116,209
200,000 6.500%,  7/15/2025 199,639
362,000 3.000%,  10/29/2028 290,312
Air Lease Corporation
152,000 2.300%,  2/1/2025 139,858
525,000 4.650%,  6/15/2026
b,i
438,312
162,000 3.125%,  12/1/2030 127,554
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,f,i
205,526
163,000 2.850%,  1/26/2028
f
126,539
Alliant Holdings Intermediate, LLC
207,000 6.750%,  10/15/2027
f
178,390
Ally Financial, Inc.
578,000 5.750%,  11/20/2025 560,600
600,000 4.700%,  5/15/2026
b,i
467,706
130,000 8.000%,  11/1/2031 136,286
American Express Company
214,000 3.950%,  8/1/2025 207,271
255,000 3.550%,  9/15/2026
b,i
196,522
217,000 2.550%,  3/4/2027 193,284
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 118,375
AmWINS Group, Inc.
250,000 4.875%,  6/30/2029
f
207,516
Aon Corporation/Aon Global
Holdings plc
133,000 2.600%,  12/2/2031 103,989
Ares Capital Corporation
76,000 4.250%,  3/1/2025 71,795
340,000 2.150%,  7/15/2026 284,945
Ares Capital Corporation,
Convertible
197,000 4.625%,  3/1/2024 201,063
Australia and New Zealand
Banking Group, Ltd.
288,000 2.950%,  7/22/2030
b,f
261,695
Aviation Capital Group, LLC
227,000 5.500%,  12/15/2024
f
219,749
131,000 4.875%,  10/1/2025
f
121,677
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
f
269,897
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2022
b,i
243,177
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
f
86,531
Banco Santander SA
220,000 4.750%,  11/12/2026
b,i
152,099
200,000 5.294%,  8/18/2027 188,391
200,000 4.175%,  3/24/2028
b
180,224
Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
Bank of America Corporation
$ 276,000 3.004%,  12/20/2023
b
$ 274,535
445,000 3.550%,  3/5/2024
b
441,498
325,000 4.200%,  8/26/2024 319,673
1,100,000 6.250%,  9/5/2024
b,i
1,062,875
160,000 3.458%,  3/15/2025
b
154,942
320,000 6.100%,  3/17/2025
b,i
306,755
373,000 1.319%,  6/19/2026
b
331,074
298,000 1.197%,  10/24/2026
b
260,021
380,000 4.375%,  1/27/2027
b,i
304,950
325,000 6.125%,  4/27/2027
b,i
307,125
196,000 1.734%,  7/22/2027
b
168,154
640,000 5.875%,  3/15/2028
b,i
548,800
278,000 4.376%,  4/27/2028
b
260,496
392,000 3.593%,  7/21/2028
b
354,041
214,000 4.948%,  7/22/2028
b
205,618
523,000 3.974%,  2/7/2030
b
465,544
261,000 2.687%,  4/22/2032
b
203,772
204,000 2.572%,  10/20/2032
b
156,025
290,000 2.972%,  2/4/2033
b
226,708
141,000 3.846%,  3/8/2037
b
113,759
Bank of Montreal
209,000 4.700%,  9/14/2027 201,680
140,000 3.088%,  1/10/2037
b
104,398
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
153,200
214,000 4.596%,  7/26/2030
b
202,787
Bank of Nova Scotia
480,000 4.900%,  6/4/2025
b,i
428,505
132,000 1.050%,  3/2/2026 115,041
Barclays plc
377,000 4.338%,  5/16/2024
b
372,673
149,000 4.375%,  9/11/2024 144,230
179,000 2.852%,  5/7/2026
b
162,489
200,000 4.375%,  3/15/2028
b,i
123,260
200,000 5.501%,  8/9/2028
b
187,487
193,000 4.972%,  5/16/2029
b
173,682
Berkshire Hathaway Finance
Corporation
421,000 2.875%,  3/15/2032 353,886
Blackstone Mortgage Trust, Inc.,
Convertible
355,000 5.500%,  3/15/2027 301,972
Blackstone Private Credit Fund
209,000 4.000%,  1/15/2029 167,419
BNP Paribas SA
188,000 2.819%,  11/19/2025
b,f
175,222
350,000 7.750%,  8/16/2029
b,f,i
322,980
200,000 3.132%,  1/20/2033
b,f
151,717
Boston Properties, LP
131,000 2.550%,  4/1/2032 96,589
BPCE SA
152,000 2.375%,  1/14/2025
f
140,331
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 211,487
Brookfield Property REIT, Inc.
232,000 5.750%,  5/15/2026
f
209,732
Canadian Imperial Bank of
Commerce
214,000 3.945%,  8/4/2025 206,702
146,000 3.600%,  4/7/2032 123,389
Capital One Bank USA NA
228,000 2.280%,  1/28/2026
b
212,086

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
Capital One Financial Corporation
$ 140,000 3.950%,  9/1/2026
b,i
$ 109,900
217,000 3.273%,  3/1/2030
b
181,441
Centene Corporation
435,000 4.250%,  12/15/2027 397,894
210,000 4.625%,  12/15/2029 188,706
1,094,000 3.000%,  10/15/2030 866,382
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
522,232
600,000 4.000%,  6/1/2026
b,i
492,123
125,000 5.000%,  6/1/2027
b,i
112,344
196,000 2.000%,  3/20/2028 168,703
141,000 2.900%,  3/3/2032 116,140
Citigroup, Inc.
640,000 5.950%,  1/30/2023
b,i
632,397
374,000 5.000%,  9/12/2024
b,i
332,814
180,000 3.352%,  4/24/2025
b
173,586
107,000 5.950%,  5/15/2025
b,i
96,840
365,000 5.500%,  9/13/2025 364,432
218,000 1.281%,  11/3/2025
b
199,141
315,000 4.000%,  12/10/2025
b,i
265,387
785,000 3.875%,  2/18/2026
b,i
647,335
250,000 4.150%,  11/15/2026
b,i
198,750
451,000 1.122%,  1/28/2027
b
385,834
263,000 1.462%,  6/9/2027
b
223,918
286,000 3.070%,  2/24/2028
b
254,898
522,000 4.075%,  4/23/2029
b
472,477
215,000 4.910%,  5/24/2033
b
197,799
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,i
220,263
CNA Financial Corporation
190,000 3.950%,  5/15/2024 186,330
Coinbase Global, Inc.
120,000 3.625%,  10/1/2031
f
66,535
Coinbase Global, Inc., Convertible
1,295,000 0.500%,  6/1/2026 848,872
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
156,914
Commerzbank AG
270,000 8.125%,  9/19/2023
f
266,080
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
f
117,112
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,f
132,049
Corebridge Financial, Inc.
196,000 6.875%,  12/15/2052
b,f
179,234
214,000 3.850%,  4/5/2029
f
188,607
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 232,262
Credit Acceptance Corporation
550,000 5.125%,  12/31/2024
*
511,848
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,f,i
259,888
200,000 4.750%,  3/23/2029
b,f,i
137,812
131,000 3.250%,  1/14/2030
f
103,576
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
f
210,231
150,000 7.500%,  12/11/2023
b,f,i
137,812
157,000 2.593%,  9/11/2025
b,f
142,834
130,000 7.250%,  9/12/2025
b,f,i
99,439
135,000 2.193%,  6/5/2026
b,f
117,381
200,000 9.750%,  6/23/2027
b,f,i
196,176
128,000 3.869%,  1/12/2029
b,f
104,398
Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 638,000 5.100%,  10/28/2024
b,f,i
$ 617,867
Deutsche Bank AG
444,000 2.129%,  11/24/2026
b
376,992
250,000 2.311%,  11/16/2027
b
202,791
120,000 4.296%,  5/24/2028
b
107,020
214,000 3.742%,  1/7/2033
b
138,720
Discover Bank
260,000 4.682%,  8/9/2028
b
249,316
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
f
490,152
Duke Realty, LP
229,000 3.375%,  12/15/2027 206,403
Elevance Health, Inc.
196,000 2.550%,  3/15/2031 158,026
EPR Properties
202,000 3.600%,  11/15/2031 144,321
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
294,373
144,000 4.772%,  7/28/2030
b
134,486
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 121,848
First Horizon Bank
198,000 5.750%,  5/1/2030 192,084
First-Citizens Bank & Trust
Company
297,000 6.125%,  3/9/2028 294,807
FNB Corporation
305,000 2.200%,  2/24/2023 300,743
Fortress Transportation and
Infrastructure Investors, LLC
369,000 6.500%,  10/1/2025
f
346,643
142,000 9.750%,  8/1/2027
f
138,849
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 116,468
132,000 2.625%,  1/15/2027 106,584
Genworth Mortgage Holdings, Inc.
219,000 6.500%,  8/15/2025
f
209,296
Global Net Lease, Inc.
590,000 3.750%,  12/15/2027
f
460,211
Goldman Sachs Group, Inc.
298,000 0.627%,  11/17/2023
b
296,197
825,000 5.500%,  8/10/2024
b,h,i
792,000
200,000 4.400%,  2/10/2025
b,h,i
166,702
148,000 3.500%,  4/1/2025 141,370
223,000 4.250%,  10/21/2025 215,243
222,000 0.855%,  2/12/2026
b
198,069
195,000 3.650%,  8/10/2026
b,i
149,662
255,000 4.125%,  11/10/2026
b,i
202,725
456,000 1.948%,  10/21/2027
b
389,954
140,000 2.640%,  2/24/2028
b
121,469
155,000 3.615%,  3/15/2028
b
141,058
278,000 4.482%,  8/23/2028
b
260,902
261,000 3.814%,  4/23/2029
b
231,403
131,000 3.800%,  3/15/2030 113,585
131,000 2.615%,  4/22/2032
b
101,542
132,000 2.383%,  7/21/2032
b
99,526
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 109,669
125,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
102,911

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
HAT Holdings, LLC, Convertible
$ 208,000 Zero Coupon,  5/1/2025
f
$ 185,910
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
138,221
150,000 6.375%,  3/30/2025
b,i
135,142
187,000 2.633%,  11/7/2025
b
173,621
178,000 1.589%,  5/24/2027
b
148,763
350,000 2.251%,  11/22/2027
b
294,066
332,000 6.500%,  3/23/2028
b,i
277,856
200,000 5.210%,  8/11/2028
b
186,974
365,000 4.583%,  6/19/2029
b
325,355
470,000 4.600%,  12/17/2030
b,i
325,941
159,000 2.804%,  5/24/2032
b
116,827
200,000 6.500%,  9/15/2037 188,172
HUB International, Ltd.
156,000 7.000%,  5/1/2026
f
147,953
262,000 5.625%,  12/1/2029
f
218,770
Humana, Inc.
131,000 2.150%,  2/3/2032 99,545
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
427,197
Icahn Enterprises, LP
439,000 4.750%,  9/15/2024 410,711
365,000 6.375%,  12/15/2025 345,865
300,000 6.250%,  5/15/2026 280,362
245,000 5.250%,  5/15/2027 214,500
ING Groep NV
258,000 1.726%,  4/1/2027
b
221,184
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 203,485
Intesa Sanpaolo SPA
120,000 5.017%,  6/26/2024
f
111,890
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 162,845
iStar, Inc.
465,000 4.250%,  8/1/2025 451,072
J.P. Morgan Chase & Company
330,000 5.150%,  5/1/2023
b,i
318,436
320,000 6.000%,  8/1/2023
b,i
312,000
320,000 6.750%,  2/1/2024
b,i
317,096
122,000 1.514%,  6/1/2024
b
119,106
979,000 5.000%,  8/1/2024
b,i
882,813
378,000 4.023%,  12/5/2024
b
371,939
210,000 4.600%,  2/1/2025
b,i
182,931
310,000 1.561%,  12/10/2025
b
284,264
149,000 2.083%,  4/22/2026
b
135,752
295,000 3.650%,  6/1/2026
b,i
238,894
371,000 1.045%,  11/19/2026
b
320,891
261,000 1.578%,  4/22/2027
b
225,323
289,000 2.947%,  2/24/2028
b
255,540
392,000 4.005%,  4/23/2029
b
353,431
133,000 2.069%,  6/1/2029
b
107,824
523,000 4.493%,  3/24/2031
b
475,743
140,000 2.963%,  1/25/2033
b
110,052
145,000 4.912%,  7/25/2033
b
133,713
140,000 5.717%,  9/14/2033
b
132,390
Jefferies Finance, LLC
303,000 5.000%,  8/15/2028
f
223,462
KeyBank NA
196,000 3.900%,  4/13/2029 171,976
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 254,881
Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
KKR Real Estate Finance Trust,
Inc., Convertible
$ 139,000 6.125%,  5/15/2023 $ 137,262
Life Storage, LP
135,000 2.400%,  10/15/2031 101,331
Lincoln National Corporation
300,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
b
233,550
130,000 3.800%,  3/1/2028 120,073
Lloyds Banking Group plc
300,000 3.900%,  3/12/2024 293,572
120,000 7.500%,  6/27/2024
b,i
111,388
248,000 4.716%,  8/11/2026
b
238,257
260,000 1.627%,  5/11/2027
b
220,857
342,000 3.369%,  12/14/2046
b
211,176
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
f
265,881
M&T Bank Corporation
240,000 3.500%,  9/1/2026
b,i
178,940
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,f
220,955
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 106,081
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
286,270
640,000 5.875%,  3/15/2028
b,h,i
584,055
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 243,256
Mitsubishi UFJ Financial Group,
Inc.
179,000 1.412%,  7/17/2025 160,463
200,000 5.063%,  9/12/2025
b
197,897
260,000 1.538%,  7/20/2027
b
221,494
196,000 3.741%,  3/7/2029 175,260
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
170,089
278,000 2.564%,  9/13/2031 204,153
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
f
406,125
Morgan Stanley
149,000 0.560%,  11/10/2023
b
148,183
160,000 2.720%,  7/22/2025
b
151,777
268,000 1.164%,  10/21/2025
b
244,250
104,000 5.000%,  11/24/2025 102,664
250,000 2.630%,  2/18/2026
b
232,920
302,000 2.188%,  4/28/2026
b
277,018
148,000 0.985%,  12/10/2026
b
127,619
260,000 1.593%,  5/4/2027
b
224,662
262,000 1.512%,  7/20/2027
b
223,142
392,000 3.622%,  4/1/2031
b
338,778
140,000 2.943%,  1/21/2033
b
110,679
144,000 4.889%,  7/20/2033
b
133,425
MPT Operating Partnership, LP
320,000 5.250%,  8/1/2026 293,015
140,000 4.625%,  8/1/2029 112,640
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 105,118
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
f
246,734
NatWest Group plc
182,000 4.269%,  3/22/2025
b
176,950
131,000 4.892%,  5/18/2029
b
119,250

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
$ 197,000 3.754%,  11/1/2029
b
$ 181,895
250,000 4.600%,  6/28/2031
b,i
156,250
Navient Corporation
330,000 5.500%,  1/25/2023 328,168
125,000 5.000%,  3/15/2027 102,239
Necessity Retail REIT, Inc.
514,000 4.500%,  9/30/2028
f
383,064
Nippon Life Insurance Company
110,000 2.900%,  9/16/2051
b,f
85,035
640,000 5.100%,  10/16/2044
b,f
621,993
480,000 3.400%,  1/23/2050
b,f
403,080
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 159,843
Nordea Bank Abp
200,000 5.375%,  9/22/2027
f
194,927
Northern Trust Corporation
212,000 4.000%,  5/10/2027 204,426
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 116,429
130,000 3.375%,  2/1/2031 99,111
OneMain Finance Corporation
986,000 6.875%,  3/15/2025 926,692
298,000 7.125%,  3/15/2026 268,618
Owl Rock Capital Corporation
132,000 4.250%,  1/15/2026 120,720
Owl Rock Core Income
Corporation
214,000 4.700%,  2/8/2027 187,438
Owl Rock Technology Finance
Corporation
68,000 4.750%,  12/15/2025
f
61,209
196,000 3.750%,  6/17/2026
f
169,585
Park Intermediate Holdings, LLC
300,000 4.875%,  5/15/2029
f
243,000
Pebblebrook Hotel Trust,
Convertible
696,000 1.750%,  12/15/2026 593,688
PennyMac Financial Services, Inc.
220,000 4.250%,  2/15/2029
f
156,707
Pine Street Trust I
130,000 4.572%,  2/15/2029
f
119,714
PNC Bank NA
130,000 2.700%,  10/22/2029 106,858
PNC Financial Services Group,
Inc.
250,000 3.400%,  9/15/2026
b,i
186,569
261,000 6.200%,  9/15/2027
b,i
246,645
PRA Group, Inc.
215,000 7.375%,  9/1/2025
f
208,000
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
f
168,956
Provident Financing Trust I
155,000 7.405%,  3/15/2038 162,116
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
123,105
332,000 5.625%,  6/15/2043
b
327,106
786,000 5.200%,  3/15/2044
b
755,338
160,000 3.700%,  10/1/2050
b
126,368
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,f,i
296,627
Radian Group, Inc.
330,000 4.875%,  3/15/2027 292,542
Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
Realty Income Corporation
$ 132,000 4.875%,  6/1/2026 $ 129,748
196,000 3.950%,  8/15/2027 184,063
Regions Financial Corporation
320,000 5.750%,  6/15/2025
b,h,i
315,200
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 211,270
RLJ Lodging Trust, LP
150,000 3.750%,  7/1/2026
f
128,109
Rocket Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
f
238,591
Royal Bank of Canada
205,000 0.750%,  10/7/2024 188,197
283,000 4.240%,  8/3/2027 269,965
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
120,085
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
217,818
196,000 3.823%,  11/3/2028
b
168,366
Service Properties Trust
181,000 4.650%,  3/15/2024 167,425
357,000 7.500%,  9/15/2025 333,795
260,000 5.500%,  12/15/2027 211,190
Simon Property Group, LP
264,000 2.650%,  7/15/2030 212,907
SLM Corporation
150,000 4.200%,  10/29/2025 134,277
Societe Generale SA
188,000 2.625%,  10/16/2024
f
176,215
320,000 8.000%,  9/29/2025
b,f,h,i
305,098
177,000 1.488%,  12/14/2026
b,f
149,800
Spirit Realty, LP
299,000 2.100%,  3/15/2028 237,588
Standard Chartered plc
223,000 1.319%,  10/14/2023
b,f
222,777
177,000 0.991%,  1/12/2025
b,f
165,748
230,000 6.000%,  7/26/2025
b,f,i
204,051
206,000 2.608%,  1/12/2028
b,f
174,378
Starwood Property Trust, Inc.,
Convertible
231,000 4.375%,  4/1/2023 223,926
State Street Corporation
96,000 2.354%,  11/1/2025
b
90,739
144,000 4.421%,  5/13/2033
b
132,860
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,f
486,000
Sumitomo Mitsui Financial Group,
Inc.
188,000 2.448%,  9/27/2024 177,671
206,000 2.174%,  1/14/2027 179,446
196,000 3.544%,  1/17/2028 177,111
196,000 2.142%,  9/23/2030 146,680
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
f
131,649
Summit Hotel Properties, Inc.,
Convertible
309,000 1.500%,  2/15/2026 256,161
SVB Financial Group
420,000 4.000%,  5/15/2026
b,i
318,871
291,000 4.250%,  11/15/2026
b,i
214,212
Synchrony Financial
160,000 4.250%,  8/15/2024 156,008

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Financials (7.7%) - continued
$ 260,000 3.700%,  8/4/2026 $ 237,627
Toronto-Dominion Bank
144,000 4.456%,  6/8/2032 131,487
Truist Bank
134,000 2.250%,  3/11/2030 105,032
Truist Financial Corporation
370,000 4.950%,  9/1/2025
b,i
355,492
132,000 1.887%,  6/7/2029
b
107,988
70,000 5.100%,  3/1/2030
b,i
62,065
U.S. Bancorp
85,000 3.700%,  1/15/2027
b,i
64,162
214,000 4.548%,  7/22/2028
b
206,222
UBS AG
235,000 5.125%,  5/15/2024 229,094
UBS Group AG
156,000 1.364%,  1/30/2027
b,f
133,256
400,000 4.875%,  2/12/2027
b,f,i
311,500
UDR, Inc.
295,000 3.000%,  8/15/2031 234,877
United Wholesale Mortgage, LLC
231,000 5.500%,  4/15/2029
f
175,560
UnitedHealth Group, Inc.
276,000 4.200%,  5/15/2032 256,333
USB Realty Corporation
664,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
501,320
USIS Merger Sub, Inc.
120,000 6.875%,  5/1/2025
f
115,354
Ventas Realty, LP
163,000 3.750%,  5/1/2024 159,225
Wells Fargo & Company
130,000 1.654%,  6/2/2024
b
126,947
311,000 2.406%,  10/30/2025
b
290,331
490,000 3.900%,  3/15/2026
b,i
414,356
226,000 2.188%,  4/30/2026
b
206,399
307,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
b
287,218
145,000 3.526%,  3/24/2028
b
131,329
309,000 3.584%,  5/22/2028
b
279,477
214,000 4.808%,  7/25/2028
b
204,097
308,000 4.478%,  4/4/2031
b
281,728
Welltower, Inc.
132,000 2.050%,  1/15/2029 106,026
196,000 2.800%,  6/1/2031 154,816
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
166,795
Willis North America, Inc.
261,000 4.500%,  9/15/2028 242,075
XHR, LP
100,000 6.375%,  8/15/2025
f
95,972
243,000 4.875%,  6/1/2029
f
200,357
Total 82,835,422
Foreign Government (<0.1%)
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
f
187,001
Total 187,001
Mortgage-Backed Securities (21.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,118,194 2.500%,  5/1/2051 7,715,838
Principal
Amount Long-Term Fixed Income (59.4%) Value
Mortgage-Backed Securities (21.1%) -
continued
$ 14,765,730 3.500%,  6/1/2052 $ 13,314,256
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
6,292,404 2.500%,  7/1/2030 5,838,993
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,000,000 2.500%,  10/1/2037
e
13,573,828
450,000 4.000%,  10/1/2037
e
434,109
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,641,602 3.500%,  5/1/2040
e
5,225,351
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
12,019,569 3.000%,  1/1/2052 10,509,443
6,636,569 2.500%,  2/1/2051 5,606,847
12,309,552 2.000%,  3/1/2051 10,024,849
12,434,539 3.000%,  3/1/2052 10,857,629
9,717,756 2.000%,  4/1/2051 7,910,095
10,950,149 2.500%,  4/1/2051 9,255,875
7,150,823 3.000%,  4/1/2051 6,263,110
7,526,460 3.000%,  5/1/2050 6,620,586
10,296,823 2.500%,  7/1/2051 8,692,812
17,488,622 2.000%,  8/1/2051 14,234,122
5,962,336 3.500%,  9/1/2052 5,385,677
9,300,000 2.500%,  10/1/2052
e
7,800,920
19,400,000 4.000%,  10/1/2048
e
18,000,320
15,250,000 4.500%,  10/1/2048
e
14,526,816
10,750,000 5.000%,  10/1/2048
e
10,471,227
12,900,000 3.000%,  10/1/2049
e
11,225,520
19,700,000 3.500%,  10/1/2049
e
17,728,461
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,277,913 3.500%,  7/1/2061 3,868,306
Total 225,084,990
Technology (1.8%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 131,411
Akamai Technologies, Inc.,
Convertible
217,000 0.125%,  5/1/2025 220,472
716,000 0.375%,  9/1/2027 666,238
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 53,877
Apple, Inc.
392,000 2.200%,  9/11/2029 333,933
285,000 1.650%,  2/8/2031 224,755
211,000 3.350%,  8/8/2032 187,921
Baidu, Inc.
184,000 3.075%,  4/7/2025 174,535
Black Knight InfoServ, LLC
458,000 3.625%,  9/1/2028
f
388,640
Block, Inc., Convertible
362,000 0.500%,  5/15/2023 370,688
69,000 0.250%,  11/1/2027 49,335
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.875%,  1/15/2027 180,296

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Technology (1.8%) - continued
Broadcom, Inc.
$ 146,000 4.000%,  4/15/2029
f
$ 128,690
CommScope Technologies
Finance, LLC
531,000 6.000%,  6/15/2025
f
471,767
CommScope, Inc.
270,000 7.125%,  7/1/2028
f
208,416
Dell International, LLC
75,000 5.450%,  6/15/2023 75,193
196,000 5.850%,  7/15/2025 197,505
100,000 5.300%,  10/1/2029 93,174
Fiserv, Inc.
207,000 2.750%,  7/1/2024 198,541
309,000 4.200%,  10/1/2028 285,804
Gartner, Inc.
245,000 3.625%,  6/15/2029
f
203,962
415,000 3.750%,  10/1/2030
f
339,738
Global Payments, Inc.
82,000 2.650%,  2/15/2025 76,638
208,000 4.950%,  8/15/2027 198,170
131,000 3.200%,  8/15/2029 109,152
InterDigital, Inc., Convertible
351,000 3.500%,  6/1/2027
f
305,019
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
f
962,808
80,000 4.875%,  9/15/2029
f
65,719
380,000 4.500%,  2/15/2031
f
293,808
Jabil, Inc.
139,000 4.250%,  5/15/2027 129,567
Lam Research Corporation
147,000 1.900%,  6/15/2030 116,482
Lumentum Holdings, Inc.,
Convertible
529,000 0.250%,  3/15/2024
h
650,141
MACOM Technology Solutions
Holdings, Inc., Convertible
703,000 0.250%,  3/15/2026 659,941
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 102,402
Mastercard, Inc.
146,000 2.000%,  11/18/2031 115,525
Microchip Technology, Inc.,
Convertible
92,000 0.125%,  11/15/2024 93,155
205,000 1.625%,  2/15/2027 355,205
Minerva Merger Sub, Inc.
400,000 6.500%,  2/15/2030
f,h
316,228
Moody's Corporation
140,000 4.250%,  8/8/2032 126,875
MSCI, Inc.
360,000 4.000%,  11/15/2029
f
310,932
NCR Corporation
879,000 6.125%,  9/1/2029
f
756,833
Nielsen Finance, LLC
390,000 4.500%,  7/15/2029
f
388,274
NVIDIA Corporation
65,000 2.850%,  4/1/2030 55,709
NXP BV/NXP Funding, LLC
122,000 4.875%,  3/1/2024 120,556
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 66,761
131,000 4.300%,  6/18/2029 117,306
Principal
Amount Long-Term Fixed Income (59.4%) Value
Technology (1.8%) - continued
ON Semiconductor Corporation,
Convertible
$ 118,000 Zero Coupon,  5/1/2027 $ 155,583
Open Text Corporation
420,000 4.125%,  2/15/2030
f
335,416
Oracle Corporation
326,000 2.500%,  4/1/2025 303,786
327,000 2.950%,  4/1/2030 263,584
PayPal Holdings, Inc.
138,000 3.900%,  6/1/2027 132,219
129,000 2.850%,  10/1/2029 110,347
Progress Software Corporation,
Convertible
115,000 1.000%,  4/15/2026 107,870
PTC, Inc.
210,000 3.625%,  2/15/2025
f
195,621
215,000 4.000%,  2/15/2028
f
188,036
Qorvo, Inc.
385,000 3.375%,  4/1/2031
f
288,423
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
f
171,530
S&P Global, Inc.
144,000 2.900%,  3/1/2032
f
120,138
Sabre GLBL, Inc., Convertible
341,000 4.000%,  4/15/2025 323,540
Salesforce.com, Inc.
133,000 1.950%,  7/15/2031 104,700
Seagate HDD Cayman
661,000 3.125%,  7/15/2029 484,335
560,000 3.375%,  7/15/2031 390,989
Sensata Technologies, Inc.
341,000 3.750%,  2/15/2031
f
268,607
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
127,662
SS&C Technologies, Inc.
910,000 5.500%,  9/30/2027
f
830,097
Switch, Ltd.
410,000 3.750%,  9/15/2028
f
407,437
Teradyne, Inc., Convertible
23,000 1.250%,  12/15/2023 54,499
Verint Systems, Inc., Convertible
382,000 0.250%,  4/15/2026 316,869
VeriSign, Inc.
295,000 4.750%,  7/15/2027 283,788
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
f
244,824
Viavi Solutions, Inc., Convertible
339,000 1.000%,  3/1/2024 379,172
Vishay Intertechnology, Inc.,
Convertible
383,000 2.250%,  6/15/2025 355,960
VMware, Inc.
262,000 1.400%,  8/15/2026 224,067
192,000 2.200%,  8/15/2031 139,750
Xilinx, Inc.
90,000 2.375%,  6/1/2030 74,227
Ziff Davis, Inc., Convertible
688,000 1.750%,  11/1/2026
f
635,368
Total 19,696,541

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Transportation (0.7%)
Air Transport Services Group, Inc.,
Convertible
$ 238,000 1.125%,  10/15/2024 $ 237,405
Allegiant Travel Company
270,000 7.250%,  8/15/2027
f
254,475
American Airlines, Inc.
603,000 11.750%,  7/15/2025
f
629,737
871,000 5.500%,  4/20/2026
f
818,017
Avis Budget Car Rental, LLC
320,000 5.375%,  3/1/2029
f,h
262,766
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 233,792
134,000 2.450%,  12/2/2031 107,188
CSX Corporation
131,000 4.250%,  3/15/2029 123,465
Delta Air Lines, Inc.
172,000 7.000%,  5/1/2025
f
173,110
297,635 4.500%,  10/20/2025
f
288,901
73,000 7.375%,  1/15/2026 73,794
288,000 4.375%,  4/19/2028 242,725
Hawaiian Brand Intellectual
Property, Ltd.
82,000 5.750%,  1/20/2026
f
72,323
Hertz Corporation
262,000 4.625%,  12/1/2026
f
212,839
314,000 5.000%,  12/1/2029
f
233,537
JetBlue Airways Corporation,
Convertible
594,000 0.500%,  4/1/2026 421,740
Mileage Plus Holdings, LLC
378,100 6.500%,  6/20/2027
f
370,077
Penske Truck Leasing Company,
LP
148,000 1.200%,  11/15/2025
f
128,586
128,000 1.700%,  6/15/2026
f
110,080
Ryder System, Inc.
161,000 2.850%,  3/1/2027 144,322
Southwest Airlines Company
133,000 5.125%,  6/15/2027 130,209
155,000 2.625%,  2/10/2030 124,337
Southwest Airlines Company,
Convertible
807,000 1.250%,  5/1/2025 921,191
Union Pacific Corporation
131,000 2.150%,  2/5/2027 116,912
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 89,657
United Airlines, Inc.
324,000 4.375%,  4/15/2026
f
289,170
266,000 4.625%,  4/15/2029
f
220,099
VistaJet Malta Finance plc
355,000 6.375%,  2/1/2030
f
290,213
Total 7,320,667
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
1,290,000 1.375%,  11/15/2031 1,048,125
4,330,000 3.250%,  5/15/2042 3,842,875
8,310,000 3.375%,  8/15/2042 7,527,042
U.S. Treasury Notes
5,550,000 0.500%,  3/31/2025 5,063,291
6,260,000 0.500%,  2/28/2026 5,523,716
Principal
Amount Long-Term Fixed Income (59.4%) Value
U.S. Government & Agencies (2.5%) -
continued
$ 1,780,000 0.500%,  4/30/2027 $ 1,514,043
2,410,000 1.125%,  2/29/2028 2,068,364
Total 26,587,456
Utilities (1.2%)
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 127,059
AES Corporation
254,000 3.950%,  7/15/2030
f
217,500
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
183,773
Ameren Corporation
161,000 1.750%,  3/15/2028 132,894
American Electric Power
Company, Inc.
300,000 3.875%,  2/15/2062
b
235,130
209,000 2.031%,  3/15/2024 200,026
131,000 2.300%,  3/1/2030 104,334
Berkshire Hathaway Energy
Company
181,000 4.050%,  4/15/2025 177,924
Calpine Corporation
328,000 4.500%,  2/15/2028
f
288,965
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 156,047
198,000 1.450%,  6/1/2026 173,301
197,000 2.650%,  6/1/2031 157,354
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 156,314
495,000 4.650%,  12/15/2024
b,i
435,973
270,000 4.350%,  1/15/2027
b,i
229,057
161,000 3.375%,  4/1/2030 138,456
DTE Energy Company
209,000 4.220%,  11/1/2024 204,910
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
175,935
150,000 4.875%,  9/16/2024
b,i
134,436
308,000 3.150%,  8/15/2027 278,680
163,000 2.450%,  6/1/2030 130,242
139,000 4.500%,  8/15/2032 125,701
Edison International
185,000 4.950%,  4/15/2025 181,247
240,000 5.000%,  12/15/2026
b,i
189,600
Enel Finance International NV
260,000 1.375%,  7/12/2026
f
219,654
Entergy Corporation
149,000 0.900%,  9/15/2025 131,092
130,000 1.900%,  6/15/2028 106,665
Evergy, Inc.
162,000 2.450%,  9/15/2024 153,234
Eversource Energy
293,000 4.600%,  7/1/2027 282,786
Exelon Corporation
130,000 4.050%,  4/15/2030 117,826
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
f
236,968
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
f
136,581
Jersey Central Power & Light
Company
66,000 2.750%,  3/1/2032
f
52,366

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (59.4%) Value
Utilities (1.2%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 247,000 3.450%,  6/15/2025 $ 238,290
NextEra Energy Capital Holdings,
Inc.
235,000 3.800%,  3/15/2082
b
184,451
209,000 4.255%,  9/1/2024 205,996
130,000 2.250%,  6/1/2030 103,713
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
f
500,500
NextEra Energy Partners, LP,
Convertible
204,000 Zero Coupon,  6/15/2024
f
192,372
680,000 Zero Coupon,  11/15/2025
f
678,611
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,i
276,750
130,000 2.950%,  9/1/2029 109,724
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
f
147,494
580,000 3.375%,  2/15/2029
f
469,591
185,000 5.250%,  6/15/2029
f
161,875
NRG Energy, Inc., Convertible
313,000 2.750%,  6/1/2048 333,189
PG&E Corporation
374,000 5.000%,  7/1/2028
h
321,624
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 98,243
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
297,600
196,000 3.400%,  2/1/2028 177,223
Southern Company
140,000 4.475%,  8/1/2024 138,239
469,000 4.000%,  1/15/2051
b
420,318
432,000 3.750%,  9/15/2051
b
350,305
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
458,136
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
271,082
500,000 5.000%,  7/31/2027
f
451,625
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 147,061
213,000 4.600%,  6/1/2032 197,409
Total 12,903,451
Total Long-Term Fixed Income
(cost $700,767,442) 634,867,287
Shares Common Stock ( 14 .0% ) Value
Communications Services (0.9%)
5,072 Alphabet, Inc., Class A
k
485,137
31,715 Alphabet, Inc., Class C
k
3,049,397
8,364 AT&T, Inc. 128,304
1,380 Charter Communications, Inc.
k
418,623
46,787 Comcast Corporation 1,372,263
12,154 DISH Network Corporation
k
168,090
881 Emerald Holding, Inc.
k
2,978
3,518 Live Nation Entertainment, Inc.
k
267,509
8,463 Meta Platforms, Inc.
k
1,148,260
1,659 Netflix, Inc.
k
390,595
26,952 QuinStreet, Inc.
k
282,996
11,333 Twitter, Inc.
k
496,839
16,514 Verizon Communications, Inc. 627,036
Shares Common Stock (14.0%) Value
Communications Services (0.9%) - continued
6,662 Walt Disney Company
k
$ 628,426
42,492 Warner Bros. Discovery, Inc.
k
488,658
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
74,679
Total 10,029,790
Consumer Discretionary (1.6%)
25,968 Amazon.com, Inc.
k
2,934,384
5,167 Aptiv plc
k
404,111
2,498 Bloomin' Brands, Inc. 45,788
680 Booking Holdings, Inc.
k
1,117,383
230 Boyd Gaming Corporation 10,960
7,258 Cedar Fair, LP 298,667
565 Chipotle Mexican Grill, Inc.
k
849,059
13,387 Clarus Corporation
h
180,323
24,516 Cooper-Standard Holdings, Inc.
k
143,173
5,727 D.R. Horton, Inc. 385,713
607 Dick's Sporting Goods, Inc. 63,516
22,592 Everi Holdings, Inc.
k
366,442
2,906 Expedia Group, Inc.
k
272,263
22,955 Ford Motor Company 257,096
13,424 General Motors Company 430,776
2,950 Grand Canyon Education, Inc.
k
242,638
9,088 Harley-Davidson, Inc. 316,989
2,426 Home Depot, Inc. 669,430
15,185 Libbey, Inc.
c,k
212,590
277 Lithia Motors, Inc. 59,430
4,544 Lowe's Companies, Inc. 853,409
1,604 Lululemon Athletica, Inc.
k
448,414
1,605 McDonald's Corporation 370,338
7,011 NIKE, Inc. 582,754
157 NVR, Inc.
k
625,972
3,158 Papa John's International, Inc. 221,092
349 Patrick Industries, Inc. 15,300
946 RH
k
232,782
6,317 Sleep Number Corporation
k
213,578
22,353 Sonos, Inc.
k
310,707
5,358 Sony Group Corporation ADR 343,180
11,067 Stoneridge, Inc.
k
187,586
7,857 Tesla, Inc.
k
2,084,069
40,301 ThredUp, Inc.
k
74,154
1,237 VF Corporation 36,999
4,033 Yum! Brands, Inc. 428,869
10,594 Zumiez, Inc.
k
228,089
Total 16,518,023
Consumer Staples (0.7%)
4,537 BJ's Wholesale Club Holdings,
Inc.
k
330,339
576 Bunge, Ltd. 47,560
1,970 Casey's General Stores, Inc. 398,964
1,099 Coca-Cola Company 61,566
1,442 Costco Wholesale Corporation 681,013
1,770 Estee Lauder Companies, Inc. 382,143
5,826 John B. Sanfilippo & Son, Inc. 441,203
1,115 Kraft Heinz Company 37,185
11,719 Lamb Weston Holdings, Inc. 906,816
134 PepsiCo, Inc. 21,877
9,717 Philip Morris International, Inc. 806,608
28,144 Primo Water Corporation 353,207
2,367 Procter & Gamble Company 298,834
4,967 Sysco Corporation 351,217
8,868 Turning Point Brands, Inc. 188,268
73 Tyson Foods, Inc. 4,813

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Consumer Staples (0.7%) - continued
12,328 Walmart, Inc. $ 1,598,942
Total 6,910,555
Energy (0.8%)
15,483 BP plc ADR 442,040
647 Chevron Corporation 92,955
7,489 ConocoPhillips 766,424
22,334 Devon Energy Corporation 1,342,943
22,471 Enterprise Products Partners, LP 534,360
1,378 EOG Resources, Inc. 153,964
3,106 EQT Corporation 126,570
14,408 Exxon Mobil Corporation 1,257,962
19,319 Halliburton Company 475,634
5,583 Helmerich & Payne, Inc. 206,404
4,334 Marathon Petroleum Corporation 430,496
36,416 NOV, Inc. 589,211
4,538 Pioneer Natural Resources
Company 982,613
4,863 Schlumberger, Ltd. 174,582
4,011 Valero Energy Corporation 428,575
15,281 Williams Companies, Inc. 437,495
Total 8,442,228
Financials (1.9%)
21,168 Ally Financial, Inc. 589,105
3,241 American Express Company 437,243
1,253 Ameriprise Financial, Inc. 315,693
14,361 Arch Capital Group, Ltd.
k
654,000
348 Banc of California, Inc. 5,558
25,354 Bank of America Corporation 765,691
151 Bank of Marin Bancorp 4,522
7,600 Bank of N.T. Butterfield & Son, Ltd. 246,696
2,398 Berkshire Hathaway, Inc.
k
640,314
32,238 BlackRock Corporate High Yield
Fund, Inc., Rights
k
64
3,200 BlackRock TCP Capital
Corporation 34,976
443 BlackRock, Inc. 243,774
17,582 Bridgewater Bancshares, Inc.
k
289,576
14,282 Byline Bancorp, Inc. 289,210
3,612 Capital One Financial Corporation 332,918
4,300 Carlyle Group, Inc. 111,112
1,575 Central Pacific Financial
Corporation 32,587
13,531 Charles Schwab Corporation 972,473
3,627 Chubb, Ltd. 659,679
16,671 Citigroup, Inc. 694,681
15,982 Columbia Banking System, Inc. 461,720
5,205 Comerica, Inc. 370,075
925 Community Trust Bancorp, Inc. 37,509
187 ConnectOne Bancorp, Inc. 4,312
2,322 Customers Bancorp, Inc.
k
68,453
2,522 Discover Financial Services 229,300
1,643 Ellington Residential Mortgage
REIT 10,137
2,175 Encore Capital Group, Inc.
k
98,919
7,821 Enterprise Financial Services
Corporation 344,437
28,834 Equitable Holdings, Inc. 759,776
6,235 Federated Hermes, Inc. 206,503
267 Financial Institutions, Inc. 6,427
209 First Mid-Illinois Bancshares, Inc. 6,682
47 Flushing Financial Corporation 910
1,252 FS KKR Capital Corporation 21,221
4,325 Glacier Bancorp, Inc. 212,487
Shares Common Stock (14.0%) Value
Financials (1.9%) - continued
4,350 Golub Capital BDC, Inc. $ 53,896
925 Great Southern Bancorp, Inc. 52,790
2,859 Hanmi Financial Corporation 67,701
12,544 Heartland Financial USA, Inc. 543,908
765 Hometrust Bancshares, Inc. 16,907
13,816 Hope Bancorp, Inc. 174,634
4,025 Houlihan Lokey, Inc. 303,405
404 Independent Bank Corporation 7,716
6,677 J.P. Morgan Chase & Company 697,747
2,901 Kinsale Capital Group, Inc. 740,973
2,754 M&T Bank Corporation 485,585
1,697 Marsh & McLennan Companies,
Inc. 253,345
2,268 MidWestOne Financial Group, Inc. 61,894
1,543 Moody's Corporation 375,119
8,480 Morgan Stanley 670,005
1,253 PacWest Bancorp 28,318
94 Pathward Financial, Inc. 3,098
148 Peapack-Gladstone Financial
Corporation 4,980
1,529 Popular, Inc. 110,180
16,212 Radian Group, Inc. 312,729
6,977 Raymond James Financial, Inc. 689,467
3,875 RLI Corporation 396,723
1,980 S&P Global, Inc. 604,593
10,200 Seacoast Banking Corporation of
Florida 308,346
5,458 State Street Corporation 331,901
422 T. Rowe Price Group, Inc. 44,314
5,463 Triumph Bancorp, Inc.
k
296,914
10,420 Truist Financial Corporation 453,687
456 TrustCo Bank Corporation NY 14,328
18,118 Wells Fargo & Company 728,706
10,789 Western Alliance Bancorp 709,269
9,980 Zions Bancorporation NA 507,583
945 Zurich Insurance Group AG 376,725
Total 20,586,226
Health Care (2.1%)
6,776 Abbott Laboratories 655,646
7,490 Agiliti, Inc.
k
107,182
1,261 Align Technology, Inc.
k
261,166
2,186 Alkermes plc
k
48,813
584 AmerisourceBergen Corporation 79,033
1,864 Amgen, Inc. 420,146
7,667 AstraZeneca plc ADR 420,458
6,008 Baxter International, Inc. 323,591
1,622 Biogen, Inc.
k
433,074
1,072 BioMarin Pharmaceutical, Inc.
k
90,873
1,078 Bio-Techne Corporation 306,152
27 Boston Scientific Corporation
k
1,046
271 Bristol-Myers Squibb Company 19,265
3,884 Cigna Holding Company 1,077,694
4,087 CVS Health Corporation 389,777
6,022 Danaher Corporation 1,555,422
4,552 Edwards Lifesciences Corporation
k
376,132
4,810 Elevance Health, Inc. 2,184,894
5,960 Enovis Corporation
k
274,577
10,048 Gilead Sciences, Inc. 619,861
8,204 Halozyme Therapeutics, Inc.
k
324,386
2,191 HCA Healthcare, Inc. 402,684
3,898 Hologic, Inc.
k
251,499
81 IDEXX Laboratories, Inc.
k
26,390
1,314 Insulet Corporation
k
301,432
2,408 Intuitive Surgical, Inc.
k
451,356

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Health Care (2.1%) - continued
15,871 Ionis Pharmaceuticals, Inc.
k
$ 701,974
8,390 Johnson & Johnson 1,370,590
3,952 Laboratory Corporation of America
Holdings 809,409
4,282 Lantheus Holdings, Inc.
k
301,153
11,195 Maravai LifeSciences Holdings,
Inc.
k
285,808
629 Medpace Holdings, Inc.
k
98,860
12,612 Medtronic plc 1,018,419
18,469 Merck & Company, Inc. 1,590,550
3,423 Novo Nordisk AS ADR 341,034
11,927 NuVasive, Inc.
k
522,522
1,252 Omnicell, Inc.
k
108,962
9,105 Pfizer, Inc. 398,435
10,244 Progyny, Inc.
k
379,643
635 Regeneron Pharmaceuticals, Inc.
k
437,432
2,445 Sarepta Therapeutics, Inc.
k
270,270
2,710 Stryker Corporation 548,883
6,260 Syneos Health, Inc.
k
295,159
785 Teleflex, Inc. 158,146
3,600 UFP Technologies, Inc.
k
309,024
37 UnitedHealth Group, Inc. 18,687
33,160 Viemed Healthcare, Inc.
k
198,960
1,092 Waters Corporation
k
294,327
3,886 Zimmer Biomet Holdings, Inc. 406,281
3,575 Zoetis, Inc. 530,137
Total 22,797,214
Industrials (1.8%)
1,348 3M Company 148,954
3,432 Advanced Drainage Systems, Inc. 426,838
12,408 Air Lease Corporation 384,772
3,636 AMETEK, Inc. 412,359
3,758 ASGN, Inc.
k
339,610
19,153 Badger Infrastructure Solutions,
Ltd. 390,312
8,970 Barnes Group, Inc. 259,054
1,118 Carlisle Companies, Inc. 313,498
191 Caterpillar, Inc. 31,339
1,713 Chart Industries, Inc.
k
315,792
9,196 Cimpress plc
k
225,118
1,114 Cintas Corporation 432,444
40,207 CNH Industrial NV 449,112
8,667 Crane Holdings, Company 758,709
26,530 CSX Corporation 706,759
1,848 Curtiss-Wright Corporation 257,168
390 Deere & Company 130,217
12,051 Delta Air Lines, Inc.
k
338,151
22,318 Dun & Bradstreet Holdings, Inc. 276,520
6,089 Emerson Electric Company 445,837
3,388 Expeditors International of
Washington, Inc. 299,194
4,485 Forward Air Corporation 404,816
3,588 FTI Consulting, Inc.
k
594,568
2,107 General Dynamics Corporation 447,042
117 Gorman-Rupp Company 2,783
6,859 Greenbrier Companies, Inc.
h
166,468
5,580 Helios Technologies, Inc. 282,348
13,225 Howmet Aerospace, Inc. 409,049
300 Hubbell, Inc. 66,900
10,144 IAA, Inc.
k
323,086
988 IDEX Corporation 197,452
26,443 Janus International Group, Inc.
k
235,872
6,205 Johnson Controls International plc 305,410
1,763 L3Harris Technologies, Inc. 366,404
Shares Common Stock (14.0%) Value
Industrials (1.8%) - continued
1,935 Lincoln Electric Holdings, Inc. $ 243,268
5,287 ManpowerGroup, Inc. 342,016
2,105 Middleby Corporation
k
269,798
6,957 Miller Industries, Inc. 148,115
1,691 Norfolk Southern Corporation 354,518
857 Northrop Grumman Corporation 403,064
2,148 Old Dominion Freight Line, Inc. 534,358
2,906 Parker-Hannifin Corporation 704,153
4,352 Pentair plc 176,822
5,145 Quanta Services, Inc. 655,422
3,294 Regal Rexnord Corporation 462,346
759 SkyWest, Inc.
k
12,341
8,929 Southwest Airlines Company
k
275,370
10,799 Sun Country Airlines Holdings,
Inc.
k
146,974
788 SunPower Corporation
k
18,156
4,309 Tennant Company 243,717
7,518 Timken Company 443,863
22,676 Uber Technologies, Inc.
k
600,914
3,781 Union Pacific Corporation 736,614
4,053 United Parcel Service, Inc. 654,722
3,236 United Rentals, Inc.
k
874,108
Total 19,444,614
Information Technology (2.6%)
76 Adobe, Inc.
k
20,915
2,466 Advanced Energy Industries, Inc. 190,893
4,139 Agilysys, Inc.
k
229,094
2,571 Amphenol Corporation 172,154
1,382 ANSYS, Inc.
k
306,389
33,007 Apple, Inc. 4,561,567
1,979 Autodesk, Inc.
k
369,677
10,766 BigCommerce Holdings, Inc.
k
159,337
2,198 Bill.com Holdings, Inc.
k
290,949
9,518 Block, Inc.
k
523,395
550 Cadence Design Systems, Inc.
k
89,886
12,726 Ciena Corporation
k
514,512
22,653 Cisco Systems, Inc. 906,120
463 Computer Services, Inc. 25,812
2,970 Dolby Laboratories, Inc. 193,495
19,607 Dropbox, Inc.
k
406,257
7,396 Fidelity National Information
Services, Inc. 558,916
1,662 Fiserv, Inc.
k
155,513
837 FLEETCOR Technologies, Inc.
k
147,454
24,614 Gilat Satellite Networks, Ltd.
h,k
131,193
205 KLA-Tencor Corporation 62,039
19,574 Knowles Corporation
k
238,216
1,143 Lam Research Corporation 418,338
1,131 Littelfuse, Inc. 224,718
2,411 Mastercard, Inc. 685,544
8,290 Microchip Technology, Inc. 505,939
20,752 Microsoft Corporation 4,833,141
7,394 NAPCO Security Technologies,
Inc.
k
215,018
7,974 National Instruments Corporation 300,939
1,904 NICE, Ltd. ADR
k
358,409
9,620 NVIDIA Corporation 1,167,772
17,038 ON Semiconductor Corporation
k
1,061,979
10,219 PayPal Holdings, Inc.
k
879,549
537 Plexus Corporation
k
47,020
1,264 Qorvo, Inc.
k
100,374
10,871 QUALCOMM, Inc. 1,228,206
5,309 Salesforce, Inc.
k
763,647

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Information Technology (2.6%) - continued
12,757 Samsung Electronics Company,
Ltd. $ 468,427
1,635 ServiceNow, Inc.
k
617,392
4,108 Skyworks Solutions, Inc. 350,289
4,779 Splunk, Inc.
k
359,381
421 Teledyne Technologies, Inc.
k
142,075
378 Teradyne, Inc. 28,407
8,239 Texas Instruments, Inc. 1,275,232
6,862 Trimble, Inc.
k
372,401
4,688 TTEC Holdings, Inc. 207,725
49,432 TTM Technologies, Inc.
k
651,514
4,675 Wolfspeed, Inc.
k
483,208
3,545 Workiva, Inc.
k
275,801
Total 28,276,228
Materials (0.6%)
9,781 Ashland, Inc. 928,902
598 Avery Dennison Corporation 97,295
12,461 Axalta Coating Systems, Ltd.
k
262,429
6,007 Ball Corporation 290,258
10,961 Carpenter Technology Corporation 341,325
892 Celanese Corporation 80,583
5,316 CF Industries Holdings, Inc. 511,665
225 Crown Holdings, Inc. 18,232
7,604 Dow, Inc. 334,044
2,841 Eastman Chemical Company 201,853
6,957 Ingevity Corporation
k
421,803
42,286 Ivanhoe Mines, Ltd.
k
272,141
905 Linde plc 243,979
10,743 LyondellBasell Industries NV 808,733
3,075 Nucor Corporation 328,994
4,766 PPG Industries, Inc. 527,549
8,798 Steel Dynamics, Inc. 624,218
2,887 United States Lime & Minerals, Inc. 295,051
Total 6,589,054
Real Estate (0.4%)
4,458 Agree Realty Corporation 301,272
2,952 Alexandria Real Estate Equities,
Inc. 413,841
1,190 AvalonBay Communities, Inc. 219,186
2,455 Camden Property Trust 293,250
2,959 CBRE Group, Inc.
k
199,762
3,256 Digital Realty Trust, Inc. 322,930
25,466 Healthcare Realty Trust, Inc. 530,966
25,110 Host Hotels & Resorts, Inc. 398,747
14,752 Independence Realty Trust, Inc. 246,801
13,372 National Storage Affiliates Trust 556,008
12,985 Pebblebrook Hotel Trust 188,412
2,346 Public Storage, Inc. 686,932
Total 4,358,107
Utilities (0.6%)
12,298 Alliant Energy Corporation 651,671
2,303 American Electric Power
Company, Inc. 199,094
1,647 Black Hills Corporation 111,551
14,571 CenterPoint Energy, Inc. 410,611
6,314 Constellation Energy Corporation 525,262
4,473 Duke Energy Corporation 416,078
8,624 Entergy Corporation 867,833
1,624 Evergy, Inc. 96,466
8,151 NextEra Energy, Inc. 639,120
21,340 NiSource, Inc. 537,555
2,313 NorthWestern Corporation 113,985
Shares Common Stock (14.0%) Value
Utilities (0.6%) - continued
860 NRG Energy, Inc. $ 32,912
1,137 OGE Energy Corporation 41,455
4,789 Portland General Electric
Company 208,130
6,094 Public Service Enterprise Group,
Inc. 342,666
4,479 Sempra Energy 671,581
3,189 Spire, Inc. 198,770
Total 6,064,740
Total Common Stock
(cost $137,444,930) 150,016,779
Shares
Registered Investment
Companies ( 12 .4% ) Value
Unaffiliated  (2.6%)
89,022 Aberdeen Asia-Pacific Income
Fund, Inc. 224,335
39,350 AllianceBernstein Global High
Income Fund, Inc. 349,428
51,400 Allspring Income Opportunities
Fund 318,680
23,412 BlackRock Core Bond Trust 234,120
32,238 BlackRock Corporate High Yield
Fund, Inc. 275,635
31,155 BlackRock Credit Allocation
Income Trust 297,219
3,100 BlackRock Debt Strategies Fund,
Inc. 27,652
1,600 BlackRock Enhanced Equity
Dividend Trust 12,976
28,892 BlackRock Enhanced Global
Dividend Trust 254,539
9,700 BlackRock Enhanced International
Dividend Trust 43,359
1,650 BlackRock Floating Rate Income
Strategies Fund, Inc. 18,166
19,400 BlackRock Income Trust, Inc. 80,316
18,318 BlackRock Multi-Sector Income
Trust 260,848
19,550 Blackstone Strategic Credit Fund
h
207,817
34,123 Eaton Vance Limited Duration
Income Fund 314,273
4,410 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 31,972
2,709 Energy Select Sector SPDR Fund 195,102
25,523 First Trust High Income Long/Short
Fund 276,669
13,586 Invesco Dynamic Credit
Opportunities Fund
c
142,486
20,000 iShares Preferred and Income
Securities ETF
h
633,400
69,550 Nuveen Credit Strategies Income
Fund 355,401
8,850 Nuveen Preferred Income
Opportunities Fund 61,508
10,300 Nuveen Quality Preferred Income
Fund II 67,671
31,532 PGIM Global High Yield Fund, Inc. 333,609
29,708 PGIM High Yield Bond Fund, Inc. 342,830
11,327 Pimco Dynamic Income Fund 219,517
288,740 SPDR Blackstone Senior Loan
ETF
h
11,800,804
49,590 SPDR Bloomberg High Yield Bond
ETF
h
4,356,482

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (12.4%) Value
Unaffiliated  (2.6%)- continued
188,808 SPDR Bloomberg Short Term High
Yield Bond ETF
h
$ 4,489,854
4,167 Tri-Continental Corporation 106,509
12,250 Vanguard Short-Term Corporate
Bond ETF 909,930
18,600 Virtus AllianzGI Convertible &
Income Fund 59,520
3,000 Virtus AllianzGI Equity &
Convertible Income Fund 60,930
19,603 Virtus Dividend, Interest &
Premium Strategy Fund 209,360
33,594 Voya Global Equity Dividend &
Premium Opportunity Fund 167,970
55,535 Western Asset High Income
Opportunity Fund, Inc. 204,369
Total 27,945,256
Affiliated  (9.8%)
11,850,740 Thrivent Core Emerging Markets
Debt Fund 83,903,237
2,604,459 Thrivent Core International Equity
Fund 20,158,512
Total 104,061,749
Total Registered Investment
Companies (cost $171,035,123) 132,007,005
Shares
Collateral Held for Securities
Loaned ( 3 .0% ) Value
32,104,412 Thrivent Cash Management Trust 32,104,412
Total Collateral Held for
Securities Loaned
(cost $32,104,412) 32,104,412
Shares Preferred Stock ( 1 .5% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
i
662,465
5,027 Paramount Global, Convertible,
5.750%
h
155,334
15,250 Telephone and Data Systems, Inc.,
6.000%
i
283,650
Total 1,101,449
Consumer Non-Cyclical (0.2%)
16,801 Becton, Dickinson and Company,
Convertible, 6.000% 791,999
5,056 Boston Scientific Corporation,
Convertible, 5.500% 511,768
5,650 CHS, Inc., 6.750%
b,i
139,838
207 Danaher Corporation, Convertible,
5.000%
h
278,930
Total 1,722,535
Energy (0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
i
344,986
6,975 Energy Transfer, LP, 7.600%
b,i
168,725
6,317 NuStar Logistics, LP, 9.246%
b
154,198
1,110 UGI Corporation, Convertible,
7.250% 88,523
Total 756,432
Shares Preferred Stock (1.5%) Value
Financials (0.9%)
10,000 Aegon Funding Corporation II,
5.100% $ 208,700
20,000 Allstate Corporation, 5.100%
i
419,800
15,000 Bank of America Corporation,
4.250%
i
260,250
7,750 Bank of America Corporation,
5.375%
i
168,330
664 Bank of America Corporation,
Convertible, 7.250%
i
778,872
19,925 Capital One Financial Corporation,
5.000%
h,i
391,128
12,970 Cobank ACB, 6.250%
b,c,i
1,297,000
21,500 Equitable Holdings, Inc., 5.250%
i
447,845
585 First Horizon Bank, 3.750%
b,f,i
468,000
12,500 First Republic Bank, 4.500%
i
231,625
23,000 J.P. Morgan Chase & Company,
4.200%
i
414,920
16,250 J.P. Morgan Chase & Company,
4.750%
i
342,225
12,800 J.P. Morgan Chase & Company,
5.750%
i
316,288
9,265 KKR & Company, Inc.,
Convertible, 6.000% 504,201
22,400 Morgan Stanley, 5.850%
b,i
542,752
13,084 Morgan Stanley, 7.125%
b,i
334,165
23,525 Public Storage, 4.125%
i
429,331
5,025 Public Storage, 4.625%
i
101,254
1,275 Public Storage, 4.700%
i
26,036
3,900 Regions Financial Corporation,
5.700%
b,i
87,516
3,500 Synovus Financial Corporation,
5.875%
b,i
85,785
19,200 Truist Financial Corporation,
4.750%
i
380,928
21,000 Wells Fargo & Company, 4.250%
i
360,990
1,054 Wells Fargo & Company,
Convertible, 7.500%
i
1,269,016
Total 9,866,957
Utilities (0.2%)
10,544 AES Corporation, Convertible,
6.875% 931,773
5,131 American Electric Power
Company, Inc., Convertible,
6.125% 253,985
23,000 CMS Energy Corporation, 4.200%
i
393,300
2,421 NextEra Energy, Inc., Convertible,
5.279% 120,517
929 NiSource, Inc., Convertible,
7.750% 93,448
25,600 Southern Company, 4.950% 528,384
Total 2,321,407
Total Preferred Stock
(cost $18,419,078) 15,768,780
Shares or
Principal
Amount Short-Term Investments ( 13 .6% ) Value
Federal Home Loan Bank Discount
Notes
1,600,000 2.462%, 10/28/2022
l,m
1,596,641
1,300,000 2.926%, 11/18/2022
l,m
1,294,778
1,000,000 3.440%, 12/21/2022
l,m
992,542

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (13.6%) Value
Thrivent Core Short-Term Reserve
Fund
13,609,126 3.170% $ 136,091,256
U.S. Treasury Bills
200,000 2.418%, 10/20/2022
l,n
199,759
1,200,000 2.532%, 10/25/2022
l,o
1,198,141
300,000 2.380%, 10/27/2022
l,n
299,485
4,100,000 2.662%, 11/17/2022
l,o
4,085,394
Total Short-Term Investments
(cost $145,741,852) 145,757,996
Total Investments (cost
$1,306,189,208) 112.6% $ 1,203,604,812
Other Assets and Liabilities, Net
(12.6%) (134,481,993)
Total Net Assets 100.0% $ 1,069,122,819
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $188,897,088 or
17.7% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At September 30, 2022, $3,419,371 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of September 30, 2022 was $511,848
or 0.05% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 537,321
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 11,375,747
Common Stock 19,631,114
Total lending $31,006,861
Gross amount payable upon return of
collateral for securities loaned $32,104,412
Net amounts due to counterparty $1,097,551
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 12,823,605 – 10,352,682 2,470,923
Capital Goods 17,243,750 – 12,338,449 4,905,301
Communications Services 19,459,453 – 17,917,650 1,541,803
Consumer Cyclical 11,518,623 – 11,518,623 –
Consumer Non-Cyclical 10,556,423 – 9,371,539 1,184,884
Energy 4,411,104 – 4,411,104 –
Financials 4,359,036 – 3,992,736 366,300
Technology 4,267,493 – 3,685,133 582,360
Transportation 6,125,379 – 5,874,218 251,161
Utilities 2,317,687 – 2,317,687 –
Long-Term Fixed Income
Asset-Backed Securities 51,084,695 – 49,974,361 1,110,334
Basic Materials 10,219,547 – 10,219,547 –
Capital Goods 20,932,371 – 20,932,371 –
Collateralized Mortgage Obligations 47,870,253 – 46,152,997 1,717,256
Commercial Mortgage-Backed Securities 7,904,605 – 7,904,605 –
Communications Services 27,594,678 – 27,594,678 –
Consumer Cyclical 35,626,027 – 35,626,027 –
Consumer Non-Cyclical 29,417,774 – 29,417,774 –
Energy 29,601,809 – 29,601,809 –
Financials 82,835,422 – 82,835,422 –
Foreign Government 187,001 – 187,001 –
Mortgage-Backed Securities 225,084,990 – 225,084,990 –
Technology 19,696,541 – 19,696,541 –
Transportation 7,320,667 – 7,320,667 –
U.S. Government & Agencies 26,587,456 – 26,587,456 –
Utilities 12,903,451 – 12,903,451 –
Common Stock
Communications Services 10,029,790 9,955,111 74,679 –
Consumer Discretionary 16,518,023 16,305,433 – 212,590
Consumer Staples 6,910,555 6,910,555 – –
Energy 8,442,228 8,442,228 – –
Financials 20,586,226 20,209,501 376,725 –
Health Care 22,797,214 22,797,214 – –
Industrials 19,444,614 19,054,302 390,312 –
Information Technology 28,276,228 27,807,801 468,427 –
Materials 6,589,054 6,316,913 272,141 –
Real Estate 4,358,107 4,358,107 – –
Utilities 6,064,740 6,064,740 – –
Registered Investment Companies
Unaffiliated 27,945,256 27,802,770 – 142,486
Preferred Stock
Communications Services 1,101,449 1,101,449 – –
Consumer Non-Cyclical 1,722,535 1,722,535 – –
Energy 756,432 756,432 – –
Financials 9,866,957 8,101,957 468,000 1,297,000
Utilities 2,321,407 2,321,407 – –
Short-Term Investments 9,666,740 – 9,666,740 –
Subtotal Investments in Securities $ 931,347,395 $ 190,028,455 $ 725,536,542 $ 15,782,398
Other Investments  * Total
Affiliated Registered Investment Companies 104,061,749
Affiliated Short-Term Investments 136,091,256
Collateral Held for Securities Loaned 32,104,412
Subtotal Other Investments $ 272,257,417
Total Investments at Value $ 1,203,604,812

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,182,914 3,182,914 – –
Total Asset Derivatives $ 3,182,914 $ 3,182,914 $ – $ –
Liability Derivatives
Futures Contracts 8,296,905 8,296,905 – –
Credit Default Swaps 50,317 – 50,317 –
Total Liability Derivatives $ 8,347,222 $ 8,296,905 $ 50,317 $ –
The following table presents Diversified Income Plus Fund's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$3,936,461 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 9 December 2022 $ 1,059,568 ( $ 51,006 )
CBOT 2-Yr. U.S. Treasury Note 39 December 2022 8,140,131 (129,896)
CBOT U.S. Long Bond 216 December 2022 29,579,206 (2,275,456)
CME E-mini S&P 500 Index 175 December 2022 35,203,596 (3,690,471)
CME Ultra Long Term U.S. Treasury Bond 179 December 2022 26,443,648 (1,920,649)
Ultra 10-Yr. U.S. Treasury Note 33 December 2022 4,139,412 (229,427)
Total Futures Long Contracts $ 104,565,561 ( $ 8,296,905 )
CBOT 5-Yr. U.S. Treasury Note (119) December 2022 ( $ 13,255,173 ) $ 461,744
CME E-mini Russell 2000 Index (252) December 2022 (23,336,186) 2,296,706
ICE mini MSCI EAFE Index (46) December 2022 (4,243,844) 424,464
Total Futures Short Contracts ( $ 40,835,203 ) $ 3,182,914
Total Futures Contracts $ 63,730,358 ( $ 5,113,991 )

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of September 30, 2022. Investments totaling $499,244 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 7,180,000 $ – ( $ 50,317 ) ( $ 50,317 )
Total Credit Default Swaps $ – ( $ 50,317 ) ( $ 50,317 )
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 107,986 $ 4,967 $ – $ 83,903 11,851 7.9%
Core International Equity 39,524 – 9,000 20,159 2,604 1.9
Total Affiliated Registered Investment
Companies 147,510 104,062 9.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 337,710 238,545 440,164 136,091 13,609 12.7
Total Affiliated Short-Term Investments 337,710 136,091 12.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,955 336,307 321,158 32,104 32,104 3.0
Total Collateral Held for Securities Loaned 16,955 32,104 3.0
Total Value $ 502,175 $ 272,257
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– ($29,050) $ – $3,966
Core International Equity (789) (9,576) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 0 0 – 2,170
Total Income/Non Income Cash from Affiliated Investments $6,136
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 297
Total Affiliated Income from Securities Loaned, Net $297
Total ($789) ($38,626) $ –

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 70.5% ) Value
Basic Materials (2.0%)
Alcoa Nederland Holding BV
$ 105,000 5.500%,  12/15/2027
a
$ 97,928
Avient Corporation
20,000 7.125%,  8/1/2030
a
18,459
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
36,214
Chemours Company
60,000 5.750%,  11/15/2028
a
49,075
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 44,995
40,000 4.625%,  3/1/2029
a,b
33,600
Consolidated Energy Finance SA
113,000 5.625%,  10/15/2028
a
90,648
EverArc Escrow Sarl
50,000 5.000%,  10/30/2029
a
40,362
First Quantum Minerals, Ltd.
104,000 6.875%,  10/15/2027
a
93,600
Hecla Mining Company
25,000 7.250%,  2/15/2028 23,192
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
37,412
Ingevity Corporation
85,000 3.875%,  11/1/2028
a
70,277
Mercer International, Inc.
45,000 5.125%,  2/1/2029 35,860
Methanex Corporation
59,000 4.250%,  12/1/2024 56,572
Novelis Corporation
35,000 3.250%,  11/15/2026
a
29,216
20,000 4.750%,  1/30/2030
a
16,400
15,000 3.875%,  8/15/2031
a
11,189
OCI NV
35,000 4.625%,  10/15/2025
a
32,514
Olin Corporation
76,000 5.125%,  9/15/2027 68,675
25,000 5.625%,  8/1/2029 22,187
SCIL USA Holdings, LLC
48,000 5.375%,  11/1/2026
a
37,080
SPCM SA
50,000 3.375%,  3/15/2030
a
39,032
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
43,177
Taseko Mines, Ltd.
42,000 7.000%,  2/15/2026
a
33,390
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
33,792
United States Steel Corporation
115,000 6.875%,  3/1/2029
b
104,518
Total 1,199,364
Capital Goods (3.9%)
Advanced Drainage Systems, Inc.
54,000 6.375%,  6/15/2030
a
52,318
AECOM
115,000 5.125%,  3/15/2027 107,330
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
59,800
15,000 4.625%,  5/15/2030
a
12,415
ARD Finance SA
20,000 6.500%,  6/30/2027
a
13,694
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
50,000 5.250%,  8/15/2027
a
31,286
Principal
Amount Long-Term Fixed Income (70.5%) Value
Capital Goods (3.9%) - continued
$ 37,000 5.250%,  8/15/2027
a
$ 23,152
Bombardier, Inc.
46,000 7.125%,  6/15/2026
a
42,190
48,000 7.875%,  4/15/2027
a
44,160
70,000 6.000%,  2/15/2028
a
58,567
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
21,250
Canpack SA/Canpack US LLC
95,000 3.125%,  11/1/2025
a
82,619
Chart Industries, Inc., Convertible
6,000 1.000%,  11/15/2024
a
18,857
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,280
17,000 8.750%,  4/15/2030
a
14,060
Cornerstone Building Brands, Inc.
43,000 6.125%,  1/15/2029
a
23,994
Covert Mergeco, Inc.
40,000 4.875%,  12/1/2029
a
32,330
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a,b
29,797
Crown Cork & Seal Company, Inc.
48,000 7.375%,  12/15/2026 48,000
General Electric Company
220,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
c,d
205,740
GFL Environmental, Inc.
62,000 4.000%,  8/1/2028
a
51,676
74,000 3.500%,  9/1/2028
a
62,405
Greenbrier Companies, Inc.,
Convertible
18,000 2.875%,  4/15/2028 14,121
H&E Equipment Services, Inc.
114,000 3.875%,  12/15/2028
a
89,490
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
40,500
Howmet Aerospace, Inc.
130,000 3.000%,  1/15/2029 106,205
Itron, Inc., Convertible
29,000 Zero Coupon,  3/15/2026 22,649
JELD-WEN, Inc.
17,000 4.625%,  12/15/2025
a
13,770
Kaman Corporation, Convertible
9,000 3.250%,  5/1/2024 8,446
KBR, Inc., Convertible
27,000 2.500%,  11/1/2023 46,926
Mauser Packaging Solutions
Holding Company
30,000 5.500%,  4/15/2024
a
28,500
70,000 7.250%,  4/15/2025
a
61,577
MIWD Holdco II, LLC
64,000 5.500%,  2/1/2030
a
47,400
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
a
50,009
New Enterprise Stone and Lime
Company, Inc.
89,000 5.250%,  7/15/2028
a
73,561
OI European Group BV
85,000 4.750%,  2/15/2030
a
67,575
Owens-Brockway Glass Container,
Inc.
20,000 5.875%,  8/15/2023
a,b
19,750

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Capital Goods (3.9%) - continued
Pactiv Evergreen Group
$ 40,000 4.375%,  10/15/2028
a
$ 33,078
Patrick Industries, Inc., Convertible
38,000 1.750%,  12/1/2028
a
27,502
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
41,015
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
a
85,338
Sunpower Corporation,
Convertible
22,000 4.000%,  1/15/2023 23,914
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
a
23,713
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
24,250
205,000 5.500%,  11/15/2027 178,288
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 64,179
30,000 4.000%,  7/15/2030 24,783
Victors Merger Corporation
30,000 6.375%,  5/15/2029
a
17,959
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,178
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
a
97,945
Total 2,388,541
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
13,762
3.598%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
12,849
Residential Accredit Loans, Inc.
Trust
44,552
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 35,734
Total 48,583
Communications Services (5.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
45,000 10.500%,  2/15/2028
a
22,275
Altice Financing SA
15,000 5.750%,  8/15/2029
a
11,478
Altice France SA
29,000 5.125%,  7/15/2029
a
21,666
125,000 5.500%,  10/15/2029
a
94,048
AMC Networks, Inc.
43,000 4.750%,  8/1/2025 38,422
Cable One, Inc., Convertible
41,000 1.125%,  3/15/2028 29,520
CCO Holdings, LLC
32,000 5.500%,  5/1/2026
a
30,320
10,000 5.125%,  5/1/2027
a
9,025
89,000 6.375%,  9/1/2029
a
81,711
30,000 4.750%,  3/1/2030
a
24,337
147,000 4.750%,  2/1/2032
a
114,481
55,000 4.250%,  1/15/2034
a
39,368
Cengage Learning, Inc.
68,000 9.500%,  6/15/2024
a
63,750
Clear Channel Worldwide
Holdings, Inc.
50,000 5.125%,  8/15/2027
a
42,237
51,000 7.750%,  4/15/2028
a
38,505
Principal
Amount Long-Term Fixed Income (70.5%) Value
Communications Services (5.3%) - continued
Consolidated Communications,
Inc.
$ 50,000 5.000%,  10/1/2028
a
$ 34,771
CSC Holdings, LLC
110,000 5.375%,  2/1/2028
a
95,975
41,000 6.500%,  2/1/2029
a
36,182
61,000 4.125%,  12/1/2030
a
45,579
Cumulus Media New Holdings,
Inc.
24,000 6.750%,  7/1/2026
a
20,245
DIRECTV Holdings, LLC
65,000 5.875%,  8/15/2027
a
56,037
DISH DBS Corporation
21,000 5.250%,  12/1/2026
a
17,204
21,000 7.375%,  7/1/2028 14,140
58,000 5.750%,  12/1/2028
a
43,833
31,000 5.125%,  6/1/2029 18,212
Entercom Media Corporation
78,000 6.500%,  5/1/2027
a
19,110
Frontier Communications
Corporation
24,000 6.750%,  5/1/2029
a
19,800
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
51,085
16,000 8.750%,  5/15/2030
a
16,010
GCI, LLC
75,000 4.750%,  10/15/2028
a
62,269
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
a
109,819
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
37,472
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 18,150
iHeartCommunications, Inc.
45,000 4.750%,  1/15/2028
a
37,508
Iliad Holding SASU
73,000 6.500%,  10/15/2026
a
63,831
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
33,200
Level 3 Financing, Inc.
100,000 4.625%,  9/15/2027
a
82,758
70,000 4.250%,  7/1/2028
a
54,601
Lumen Technologies, Inc.
46,000 5.125%,  12/15/2026
a
39,579
Netflix, Inc.
40,000 4.875%,  4/15/2028 37,437
Paramount Global
200,000 6.375%,  3/30/2062
c
172,780
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
39,987
Radiate Holdco, LLC
35,000 6.500%,  9/15/2028
a
24,413
Rogers Communications, Inc.
180,000 5.250%,  3/15/2082
a,c
156,735
Scripps Escrow II, Inc.
50,000 5.375%,  1/15/2031
a,b
37,876
Scripps Escrow, Inc.
35,000 5.875%,  7/15/2027
a
30,450
Sinclair Television Group, Inc.
105,000 5.500%,  3/1/2030
a
75,462

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Communications Services (5.3%) - continued
Sirius XM Radio, Inc.
$ 85,000 5.000%,  8/1/2027
a
$ 77,988
25,000 4.000%,  7/15/2028
a
21,265
30,000 4.125%,  7/1/2030
a
24,385
Sprint Capital Corporation
83,000 6.875%,  11/15/2028 85,283
56,000 8.750%,  3/15/2032 64,890
Sprint Corporation
155,000 7.625%,  2/15/2025 158,887
TEGNA, Inc.
88,000 4.625%,  3/15/2028 81,246
Telesat Canada
20,000 4.875%,  6/1/2027
a
9,393
10,000 6.500%,  10/15/2027
a
3,700
Twitter, Inc.
13,000 3.875%,  12/15/2027
a
12,190
Twitter, Inc., Convertible
56,000 Zero Coupon,  3/15/2026 51,264
United States Cellular Corporation
35,000 6.700%,  12/15/2033 31,510
Uniti Fiber Holdings, Inc.,
Convertible
9,000 4.000%,  6/15/2024
a
8,297
Uniti Group, LP
15,000 4.750%,  4/15/2028
a
11,850
Univision Communications, Inc.
95,000 6.625%,  6/1/2027
a
89,653
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
16,625
Vodafone Group plc
88,000 7.000%,  4/4/2079
c
83,741
VTR Finance NV
40,000 6.375%,  7/15/2028
a
22,100
VZ Secured Financing BV
81,000 5.000%,  1/15/2032
a
60,515
YPSO Finance BIS SA
25,000 10.500%,  5/15/2027
a
19,581
Zayo Group Holdings, Inc.
31,000 4.000%,  3/1/2027
a
24,876
Total 3,222,892
Consumer Cyclical (6.2%)
1011778 B.C., ULC
105,000 4.375%,  1/15/2028
a
90,983
Allied Universal Finance
Corporation
30,000 4.625%,  6/1/2028
a
22,650
Allied Universal Holdco, LLC
25,000 6.625%,  7/15/2026
a
22,281
85,000 4.625%,  6/1/2028
a
65,477
35,000 6.000%,  6/1/2029
a
22,588
Allison Transmission, Inc.
60,000 4.750%,  10/1/2027
a
52,840
20,000 3.750%,  1/30/2031
a
15,332
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027 90,682
Arko Corporation
32,000 5.125%,  11/15/2029
a
24,960
Ashton Woods USA, LLC
30,000 4.625%,  8/1/2029
a
21,782
10,000 4.625%,  4/1/2030
a
7,162
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (6.2%) - continued
Bloomin' Brands, Inc., Convertible
$ 2,000 5.000%,  5/1/2025 $ 3,395
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
40,485
Boyne USA, Inc.
40,000 4.750%,  5/15/2029
a
33,509
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
a
71,352
Burlington Stores, Inc., Convertible
23,000 2.250%,  4/15/2025 21,850
Caesars Entertainment, Inc.
71,000 6.250%,  7/1/2025
a
68,426
45,000 8.125%,  7/1/2027
a
42,979
70,000 4.625%,  10/15/2029
a
53,486
Carnival Corporation
73,000 7.625%,  3/1/2026
a
55,480
110,000 5.750%,  3/1/2027
a
77,061
Cedar Fair, LP
24,000 5.375%,  4/15/2027 22,293
62,000 5.250%,  7/15/2029 53,202
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
21,627
Cinemark USA, Inc.
67,000 5.875%,  3/15/2026
a,b
56,024
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
14,317
Cushman & Wakefield US
Borrower, LLC
30,000 6.750%,  5/15/2028
a
27,827
Dana, Inc.
55,000 5.625%,  6/15/2028 45,383
Dick's Sporting Goods, Inc.,
Convertible
10,000 3.250%,  4/15/2025 32,635
Empire Communities Corporation
41,000 7.000%,  12/15/2025
a
34,021
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026 12,109
Ford Motor Company
88,000 3.250%,  2/12/2032 63,389
52,000 6.100%,  8/19/2032 45,843
Ford Motor Company, Convertible
52,000 Zero Coupon,  3/15/2026 47,554
Ford Motor Credit Company, LLC
139,000 2.300%,  2/10/2025 123,195
75,000 4.134%,  8/4/2025 68,066
85,000 2.700%,  8/10/2026 70,498
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
32,900
FTI Consulting, Inc., Convertible
25,000 2.000%,  8/15/2023 41,240
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
c,d
42,856
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029 32,654
20,000 5.250%,  7/15/2031 16,000
Guitar Center Escrow Issuer II, Inc.
15,000 8.500%,  1/15/2026
a
13,288
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a
38,655

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (6.2%) - continued
Hilton Domestic Operating
Company, Inc.
$ 30,000 4.875%,  1/15/2030 $ 26,100
23,000 3.625%,  2/15/2032
a
17,616
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
a
72,639
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 64,225
International Game Technology plc
81,000 5.250%,  1/15/2029
a
71,747
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
27,380
KB Home
45,000 4.800%,  11/15/2029 36,229
L Brands, Inc.
120,000 6.625%,  10/1/2030
a
104,400
10,000 6.875%,  11/1/2035 8,354
Macy's Retail Holdings, LLC
70,000 5.875%,  4/1/2029
a
56,175
Magic MergerCo, Inc.
40,000 5.250%,  5/1/2028
a
28,079
Marriott Vacations Worldwide
Corporation,  Convertible
12,000 Zero Coupon,  1/15/2026 11,027
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
38,957
MGM Resorts International
15,000 6.000%,  3/15/2023 15,005
110,000 5.500%,  4/15/2027 98,836
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
a
52,980
25,000 5.875%,  2/15/2027
a
20,813
PENN Entertainment, Inc.
55,000 4.125%,  7/1/2029
a
42,100
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
55,626
72,000 7.750%,  2/15/2029
a
64,364
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
101,000 5.750%,  4/15/2026
a
95,035
44,000 6.250%,  1/15/2028
a
37,548
Realogy Group, LLC
55,000 5.750%,  1/15/2029
a
39,669
Rite Aid Corporation
22,000 7.500%,  7/1/2025
a
16,738
Royal Caribbean Cruises, Ltd.
91,000 9.125%,  6/15/2023
a
92,593
24,000 11.500%,  6/1/2025
a
25,500
62,000 4.250%,  7/1/2026
a
45,575
57,000 9.250%,  1/15/2029
a,e
56,165
Scientific Games International, Inc.
65,000 7.250%,  11/15/2029
a
60,496
34,000 6.625%,  3/1/2030
a
27,254
SeaWorld Parks and
Entertainment, Inc.
24,000 5.250%,  8/15/2029
a
19,930
Six Flags Theme Parks, Inc.
18,000 7.000%,  7/1/2025
a
17,992
Staples, Inc.
47,000 7.500%,  4/15/2026
a
39,462
49,000 10.750%,  4/15/2027
a
36,321
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (6.2%) - continued
Station Casinos, LLC
$ 39,000 4.625%,  12/1/2031
a,b
$ 29,456
Tenneco, Inc.
85,000 5.000%,  7/15/2026 82,663
Travel + Leisure Company
42,000 6.625%,  7/31/2026
a
39,343
TripAdvisor, Inc.
12,000 7.000%,  7/15/2025
a
11,667
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a,b
32,550
Vail Resorts, Inc., Convertible
16,000 Zero Coupon,  1/1/2026 13,930
VICI Properties, LP/VICI Note
Company, Inc.
40,000 4.625%,  6/15/2025
a
37,641
50,000 4.500%,  9/1/2026
a
45,661
24,000 3.750%,  2/15/2027
a
21,021
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
39,535
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
26,371
Yum! Brands, Inc.
75,000 4.750%,  1/15/2030
a
65,543
Total 3,828,647
Consumer Non-Cyclical (4.0%)
1375209 BC, Ltd.
38,000 9.000%,  1/30/2028
a
37,715
Albertson's Companies, Inc.
75,000 4.625%,  1/15/2027
a
67,037
69,000 3.500%,  3/15/2029
a
55,614
Aramark Services, Inc.
79,000 5.000%,  2/1/2028
a
70,366
Avantor Funding, Inc.
81,000 4.625%,  7/15/2028
a
72,086
B&G Foods, Inc.
24,000 5.250%,  9/15/2027 19,445
Bausch Health Companies, Inc.
23,000 5.500%,  11/1/2025
a,b
18,271
68,000 11.000%,  9/30/2028
a
54,740
13,000 14.000%,  10/15/2030
a
7,085
BioMarin Pharmaceutical, Inc.,
Convertible
37,000 1.250%,  5/15/2027
b
36,745
Callaway Golf Company,
Convertible
20,000 2.750%,  5/1/2026 25,800
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 51,738
Chobani, LLC/Chobani Finance
Corporation, Inc.
60,000 4.625%,  11/15/2028
a
51,032
Community Health Systems, Inc.
19,000 8.000%,  12/15/2027
a
15,034
40,000 6.000%,  1/15/2029
a
29,399
47,000 6.875%,  4/15/2029
a
22,703
Coty, Inc.
55,000 5.000%,  4/15/2026
a
50,075
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
40,236
Embecta Corporation
20,000 6.750%,  2/15/2030
a
18,464

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Non-Cyclical (4.0%) - continued
Encompass Health Corporation
$ 100,000 4.500%,  2/1/2028 $ 85,649
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
11,884
40,000 4.375%,  3/31/2029
a
29,671
HCA, Inc.
103,000 5.375%,  2/1/2025 101,782
HFC Prestige Products, Inc.
64,000 4.750%,  1/15/2029
a
54,143
HLF Financing SARL, LLC
117,000 4.875%,  6/1/2029
a
83,496
Ionis Pharmaceuticals, Inc.,
Convertible
20,000 0.125%,  12/15/2024 18,087
Jazz Investments I, Ltd.,
Convertible
40,000 2.000%,  6/15/2026 42,800
Mattel, Inc.
85,000 3.375%,  4/1/2026
a
75,857
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
32,869
41,000 5.250%,  10/1/2029
a
30,955
Organon & Company
58,000 4.125%,  4/30/2028
a
49,590
Owens & Minor, Inc.
42,000 6.625%,  4/1/2030
a
36,960
Performance Food Group, Inc.
36,000 4.250%,  8/1/2029
a
29,974
Perrigo Finance Unlimited
Company
93,000 4.375%,  3/15/2026 85,327
Pilgrim's Pride Corporation
41,000 3.500%,  3/1/2032
a
30,909
Post Holdings, Inc.
49,000 5.750%,  3/1/2027
a
46,737
33,000 5.625%,  1/15/2028
a
30,120
20,000 5.500%,  12/15/2029
a
17,290
46,000 4.500%,  9/15/2031
a
37,030
Post Holdings, Inc., Convertible
15,000 2.500%,  8/15/2027
a
14,813
Primo Water Holdings, Inc.
8,000 4.375%,  4/30/2029
a
6,507
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 26,825
SEG Holding, LLC
100,000 5.625%,  10/15/2028
a
91,749
Simmons Foods, Inc.
98,000 4.625%,  3/1/2029
a
80,115
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
35,797
10,000 5.500%,  7/15/2030
a
7,819
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
a
39,814
Teleflex, Inc.
61,000 4.250%,  6/1/2028
a
53,056
Tenet Healthcare Corporation
12,000 4.625%,  7/15/2024 11,604
42,000 6.250%,  2/1/2027
a
39,192
155,000 5.125%,  11/1/2027
a
139,080
62,000 6.125%,  10/1/2028
a
54,318
Teva Pharmaceutical Finance
Netherlands III BV
85,000 3.150%,  10/1/2026 69,743
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Non-Cyclical (4.0%) - continued
TreeHouse Foods, Inc.
$ 67,000 4.000%,  9/1/2028 $ 53,425
United Natural Foods, Inc.
24,000 6.750%,  10/15/2028
a
21,950
Winnebago Industries, Inc.,
Convertible
20,000 1.500%,  4/1/2025 20,913
Total 2,441,435
Energy (7.1%)
Antero Resources Corporation
45,000 5.375%,  3/1/2030
a
40,458
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
57,135
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
34,000 6.625%,  7/15/2026
a
31,705
BP Capital Markets plc
314,000 4.875%,  3/22/2030
c,d
270,040
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 56,692
Callon Petroleum Company
45,000 8.250%,  7/15/2025 43,748
26,000 7.500%,  6/15/2030
a,b
22,763
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 26,412
18,000 3.250%,  1/31/2032 13,821
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 18,347
Chesapeake Energy Corporation
87,000 6.750%,  4/15/2029
a
83,400
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a
36,500
CNX Resources Corporation,
Convertible
28,000 2.250%,  5/1/2026 38,766
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
18,446
30,000 5.875%,  1/15/2030
a
26,129
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
34,708
CrownRock Finance, Inc.
59,000 5.625%,  10/15/2025
a
56,485
DT Midstream, Inc.
80,000 4.125%,  6/15/2029
a
67,600
10,000 4.375%,  6/15/2031
a
8,247
Enbridge, Inc.
250,000 7.375%,  1/15/2083
c
240,818
115,000 7.625%,  1/15/2083
c
110,880
187,000 6.250%,  3/1/2078
c
168,057
52,000 5.750%,  7/15/2080
c
45,747
Endeavor Energy Resources, LP
45,000 5.750%,  1/30/2028
a
42,800
Energy Transfer, LP
135,000 6.750%,  5/15/2025
c,d
116,647
243,000 6.500%,  11/15/2026
c,d
211,678
EnLink Midstream Partners, LP
65,000 4.850%,  7/15/2026 59,695

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Energy (7.1%) - continued
Enterprise Products Operating,
LLC
$ 37,000
4.875%,  (LIBOR 3M +
2.986%), 8/16/2077
c
$ 33,762
EQM Midstream Partners, LP
41,000 4.750%,  1/15/2031
a
32,544
EQT Corporation, Convertible
21,000 1.750%,  5/1/2026 57,870
Ferrellgas, LP
39,000 5.375%,  4/1/2026
a
34,320
Harvest Midstream, LP
92,000 7.500%,  9/1/2028
a
85,989
Hess Midstream Operations, LP
40,000 5.625%,  2/15/2026
a
37,970
29,000 5.500%,  10/15/2030
a
24,895
Hilcorp Energy I, LP/Hilcorp
Finance Company
75,000 5.750%,  2/1/2029
a
65,570
51,000 6.250%,  4/15/2032
a
45,176
Holly Energy Partners, LP/Holly
Energy Finance Corporation
36,000 6.375%,  4/15/2027
a
34,380
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
48,112
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
42,667
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
a,b
101,353
MEG Energy Corporation
54,000 7.125%,  2/1/2027
a
54,810
MPLX, LP
140,000 6.875%,  2/15/2023
c,d
137,550
Murphy Oil Corporation
40,000 5.875%,  12/1/2027 37,390
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
a
73,960
NuStar Logistics, LP
50,000 5.750%,  10/1/2025 46,338
Oasis Petroleum, Inc.
45,000 6.375%,  6/1/2026
a
42,750
Occidental Petroleum Corporation
65,000 8.500%,  7/15/2027 69,563
20,000 6.450%,  9/15/2036 20,000
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 15,162
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
c,d
48,907
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
44,145
Range Resources Corporation
46,000 4.750%,  2/15/2030
a,b
39,893
SM Energy Company
53,000 6.625%,  1/15/2027 50,874
20,000 6.500%,  7/15/2028
b
19,006
Southwestern Energy Company
25,000 5.375%,  2/1/2029 22,670
55,000 5.375%,  3/15/2030 49,558
25,000 4.750%,  2/1/2032 20,952
Suburban Propane Partners, LP
50,000 5.875%,  3/1/2027 47,170
25,000 5.000%,  6/1/2031
a
20,520
Principal
Amount Long-Term Fixed Income (70.5%) Value
Energy (7.1%) - continued
Sunoco, LP
$ 40,000 6.000%,  4/15/2027 $ 38,142
10,000 5.875%,  3/15/2028 9,074
35,000 4.500%,  4/30/2030 28,613
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
108,000 5.500%,  1/15/2028
a
92,184
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
26,949
TransCanada Trust
100,000 5.600%,  3/7/2082
c
86,724
135,000 5.625%,  5/20/2075
c
124,655
165,000 5.300%,  3/15/2077
c
141,995
Transocean Proteus, Ltd.
9,000 6.250%,  12/1/2024
a
8,460
Transocean, Inc.
45,000 11.500%,  1/30/2027
a
41,622
USA Compression Partners, LP
55,000 6.875%,  4/1/2026 50,600
Venture Global Calcasieu Pass,
LLC
80,000 3.875%,  8/15/2029
a
68,630
25,000 4.125%,  8/15/2031
a
20,737
W&T Offshore, Inc.
19,000 9.750%,  11/1/2023
a
18,624
Weatherford International, Ltd.
51,000 8.625%,  4/30/2030
a
44,413
Western Midstream Operating, LP
109,000 3.950%,  6/1/2025 102,460
10,000 5.500%,  8/15/2048 8,088
Total 4,365,520
Financials (21.4%)
Acrisure, LLC/Acrisure Finance,
Inc.
16,000 7.000%,  11/15/2025
a
14,614
AerCap Holdings NV
90,000 5.875%,  10/10/2079
c
80,339
Air Lease Corporation
218,000 4.650%,  6/15/2026
c,d
182,004
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,c,d
101,263
Alliant Holdings Intermediate, LLC
26,000 6.750%,  10/15/2027
a
22,407
Ally Financial, Inc.
301,000 4.700%,  5/15/2026
c,d
234,632
85,000 4.700%,  5/15/2028
c,d
60,562
American Express Company
110,000 3.550%,  9/15/2026
c,d
84,774
AmWINS Group, Inc.
30,000 4.875%,  6/30/2029
a
24,902
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,227
BAC Capital Trust XIV
90,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2022
c,d
65,922
Banco Santander SA
120,000 4.750%,  11/12/2026
c,d
82,963
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
274,415
110,000 6.100%,  3/17/2025
c,d
105,447

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (21.4%) - continued
$ 60,000 6.300%,  3/10/2026
c,d
$ 58,938
240,000 4.375%,  1/27/2027
c,d
192,600
350,000 6.125%,  4/27/2027
c,d
330,750
142,000 5.875%,  3/15/2028
c,d
121,765
Bank of New York Mellon
Corporation
142,000 4.700%,  9/20/2025
c,d
135,965
Bank of Nova Scotia
254,000 4.900%,  6/4/2025
c,d
226,751
Barclays plc
75,000 4.375%,  3/15/2028
c,d
46,222
Blackstone Mortgage Trust, Inc.,
Convertible
19,000 5.500%,  3/15/2027 16,162
BNP Paribas SA
200,000 7.750%,  8/16/2029
a,c,d
184,560
Brookfield Property REIT, Inc.
33,000 5.750%,  5/15/2026
a
29,833
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,d
39,250
Centene Corporation
85,000 4.250%,  12/15/2027 77,749
63,000 4.625%,  12/15/2029 56,612
65,000 3.000%,  10/15/2030 51,476
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
c,d
185,748
176,000 4.000%,  6/1/2026
c,d
144,356
140,000 5.000%,  6/1/2027
c,d
125,825
160,000 4.000%,  12/1/2030
c,d
117,533
Citigroup, Inc.
100,000 5.950%,  1/30/2023
c,d
98,812
60,000 5.000%,  9/12/2024
c,d
53,393
200,000 5.950%,  5/15/2025
c,d
181,009
210,000 4.000%,  12/10/2025
c,d
176,925
255,000 3.875%,  2/18/2026
c,d
210,281
140,000 4.150%,  11/15/2026
c,d
111,300
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,d
88,105
Coinbase Global, Inc.
16,000 3.625%,  10/1/2031
a
8,871
Coinbase Global, Inc., Convertible
71,000 0.500%,  6/1/2026 46,540
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,d
21,576
Corebridge Financial, Inc.
87,000 6.875%,  12/15/2052
a,c
79,558
Credit Acceptance Corporation
65,000 5.125%,  12/31/2024
*
60,491
Credit Agricole SA
52,000 6.875%,  9/23/2024
a,c,d
47,893
44,000 8.125%,  12/23/2025
a,c,d
42,352
200,000 4.750%,  3/23/2029
a,c,d
137,812
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
a,c,d
50,531
55,000 7.250%,  9/12/2025
a,c,d
42,070
200,000 9.750%,  6/23/2027
a,c,d
196,176
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,c,d
266,322
Deutsche Bank AG
275,000 6.000%,  10/30/2025
c,d
206,250
16,000 4.296%,  5/24/2028
c
14,269
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (21.4%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 100,000 3.875%,  2/15/2026
a
$ 90,769
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,d
96,591
Fortress Transportation and
Infrastructure Investors, LLC
32,000 6.500%,  10/1/2025
a
30,061
35,000 9.750%,  8/1/2027
a
34,223
Genworth Mortgage Holdings, Inc.
31,000 6.500%,  8/15/2025
a
29,626
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
a
70,202
Goldman Sachs Group, Inc.
260,000 5.500%,  8/10/2024
c,d
249,600
140,000 4.400%,  2/10/2025
c,d
116,692
145,000 3.650%,  8/10/2026
c,d
111,287
130,000 4.125%,  11/10/2026
c,d
103,350
Hartford Financial Services Group,
Inc.
120,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
98,795
HAT Holdings, LLC, Convertible
10,000 Zero Coupon,  5/1/2025
a
8,938
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,d
41,444
101,000 6.500%,  3/23/2028
c,d
84,529
110,000 4.600%,  12/17/2030
c,d
76,284
140,000 6.500%,  9/15/2037 131,720
HUB International, Ltd.
22,000 7.000%,  5/1/2026
a
20,865
34,000 5.625%,  12/1/2029
a
28,390
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
c,d
115,699
Icahn Enterprises, LP
83,000 4.750%,  9/15/2024 77,651
40,000 6.375%,  12/15/2025 37,903
25,000 6.250%,  5/15/2026 23,363
50,000 5.250%,  5/15/2027 43,776
Intesa Sanpaolo SPA
16,000 5.017%,  6/26/2024
a
14,919
iStar, Inc.
85,000 4.250%,  8/1/2025 82,454
J.P. Morgan Chase & Company
145,000
5.597%,  (LIBOR 3M +
3.320%), 10/1/2022
c,d
145,000
115,000 5.150%,  5/1/2023
c,d
110,970
50,000 6.000%,  8/1/2023
c,d
48,750
44,000 6.750%,  2/1/2024
c,d
43,601
470,000 5.000%,  8/1/2024
c,d
423,823
150,000 4.600%,  2/1/2025
c,d
130,665
100,000 3.650%,  6/1/2026
c,d
80,981
100,000
3.905%,  (LIBOR 3M +
1.000%), 5/15/2047
c
78,900
Jefferies Finance, LLC
36,000 5.000%,  8/15/2028
a
26,550
KKR Real Estate Finance Trust,
Inc., Convertible
6,000 6.125%,  5/15/2023 5,925
Lincoln National Corporation
100,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
c
77,850
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
c,d
38,986

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (21.4%) - continued
LPL Holdings, Inc.
$ 45,000 4.000%,  3/15/2029
a
$ 38,596
M&T Bank Corporation
117,000 3.500%,  9/1/2026
c,d
87,233
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
125,243
200,000 5.875%,  3/15/2028
c,d
182,517
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
a
81,225
MPT Operating Partnership, LP
47,000 4.625%,  8/1/2029 37,815
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
35,004
NatWest Group plc
110,000 4.600%,  6/28/2031
c,d
68,750
Navient Corporation
45,000 5.500%,  1/25/2023 44,750
15,000 5.000%,  3/15/2027 12,269
Necessity Retail REIT, Inc.
73,000 4.500%,  9/30/2028
a
54,404
Nippon Life Insurance Company
205,000 2.900%,  9/16/2051
a,c
158,473
260,000 5.100%,  10/16/2044
a,c
252,685
129,000 3.400%,  1/23/2050
a,c
108,328
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 75,188
74,000 7.125%,  3/15/2026 66,704
33,000 6.625%,  1/15/2028 28,314
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
12,150
Pebblebrook Hotel Trust,
Convertible
36,000 1.750%,  12/15/2026 30,708
PennyMac Financial Services, Inc.
32,000 4.250%,  2/15/2029
a
22,794
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
c,d
82,091
180,000 6.000%,  5/15/2027
c,d
166,950
116,000 6.200%,  9/15/2027
c,d
109,620
PRA Group, Inc.
30,000 7.375%,  9/1/2025
a
29,023
Provident Financing Trust I
30,000 7.405%,  3/15/2038 31,377
Prudential Financial, Inc.
250,000 5.125%,  3/1/2052
c
216,735
150,000 5.625%,  6/15/2043
c
147,789
190,000 5.200%,  3/15/2044
c
182,588
25,000 3.700%,  10/1/2050
c
19,745
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,c,d
40,786
Radian Group, Inc.
45,000 4.875%,  3/15/2027 39,892
Regions Financial Corporation
104,000 5.750%,  6/15/2025
c,d
102,440
RLJ Lodging Trust, LP
20,000 3.750%,  7/1/2026
a
17,081
Rocket Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
34,634
Service Properties Trust
23,000 4.650%,  3/15/2024 21,275
66,000 7.500%,  9/15/2025 61,710
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (21.4%) - continued
$ 20,000 5.500%,  12/15/2027 $ 16,245
SLM Corporation
10,000 4.200%,  10/29/2025 8,952
Societe Generale SA
44,000 8.000%,  9/29/2025
a,c,d
41,951
Standard Chartered plc
125,000 6.000%,  7/26/2025
a,c,d
110,898
Starwood Property Trust, Inc.,
Convertible
13,000 4.375%,  4/1/2023 12,602
Sumitomo Life Insurance Company
225,000 3.375%,  4/15/2081
a,c
182,250
Summit Hotel Properties, Inc.,
Convertible
17,000 1.500%,  2/15/2026 14,093
SVB Financial Group
150,000 4.000%,  5/15/2026
c,d
113,882
200,000 4.250%,  11/15/2026
c,d
147,224
Truist Financial Corporation
169,000 4.950%,  9/1/2025
c,d
162,374
110,000 5.100%,  3/1/2030
c,d
97,530
U.S. Bancorp
130,000 3.700%,  1/15/2027
c,d
98,131
UBS Group AG
250,000 4.875%,  2/12/2027
a,c,d
194,688
United Wholesale Mortgage, LLC
33,000 5.500%,  4/15/2029
a
25,080
USB Realty Corporation
170,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
128,350
USIS Merger Sub, Inc.
16,000 6.875%,  5/1/2025
a
15,381
Wells Fargo & Company
215,000 3.900%,  3/15/2026
c,d
181,809
100,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
c
93,556
XHR, LP
10,000 6.375%,  8/15/2025
a
9,597
23,000 4.875%,  6/1/2029
a
18,964
Total 13,159,677
Mortgage-Backed Securities (3.0%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,875,000 5.500%,  10/1/2041
e
1,863,574
Total 1,863,574
Technology (2.5%)
Akamai Technologies, Inc.,
Convertible
22,000 0.125%,  5/1/2025 22,352
21,000 0.375%,  9/1/2027 19,540
Black Knight InfoServ, LLC
54,000 3.625%,  9/1/2028
a
45,822
Block, Inc., Convertible
19,000 0.500%,  5/15/2023 19,456
4,000 0.250%,  11/1/2027 2,860
CommScope Technologies
Finance, LLC
40,000 6.000%,  6/15/2025
a
35,538
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
54,034

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Technology (2.5%) - continued
Euronet Worldwide, Inc.,
Convertible
$ 8,000 0.750%,  3/15/2049 $ 7,190
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
37,462
80,000 3.750%,  10/1/2030
a
65,492
InterDigital, Inc., Convertible
18,000 3.500%,  6/1/2027
a
15,642
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
44,782
50,000 5.000%,  7/15/2028
a
43,000
45,000 4.875%,  9/15/2029
a
36,967
45,000 5.250%,  7/15/2030
a
37,236
50,000 4.500%,  2/15/2031
a
38,659
Lumentum Holdings, Inc.,
Convertible
29,000 0.250%,  3/15/2024 35,641
MACOM Technology Solutions
Holdings, Inc., Convertible
38,000 0.250%,  3/15/2026 35,673
Microchip Technology, Inc.,
Convertible
4,000 0.125%,  11/15/2024 4,050
14,000 1.625%,  2/15/2027 24,258
Minerva Merger Sub, Inc.
56,000 6.500%,  2/15/2030
a
44,272
MSCI, Inc.
45,000 4.000%,  11/15/2029
a
38,867
NCR Corporation
135,000 6.125%,  9/1/2029
a
116,237
Nielsen Finance, LLC
50,000 4.500%,  7/15/2029
a
49,779
ON Semiconductor Corporation,
Convertible
6,000 Zero Coupon,  5/1/2027 7,911
Open Text Corporation
90,000 4.125%,  2/15/2030
a
71,875
Progress Software Corporation,
Convertible
7,000 1.000%,  4/15/2026 6,566
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,315
40,000 4.000%,  2/15/2028
a
34,983
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
30,546
Sabre GLBL, Inc., Convertible
18,000 4.000%,  4/15/2025 17,078
Seagate HDD Cayman
80,000 3.125%,  7/15/2029 58,618
110,000 3.375%,  7/15/2031 76,801
Sensata Technologies, Inc.
47,000 3.750%,  2/15/2031
a
37,022
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
9,119
SS&C Technologies, Inc.
141,000 5.500%,  9/30/2027
a
128,619
Switch, Ltd.
50,000 3.750%,  9/15/2028
a
49,688
Teradyne, Inc., Convertible
1,000 1.250%,  12/15/2023 2,370
Verint Systems, Inc., Convertible
21,000 0.250%,  4/15/2026 17,420
Principal
Amount Long-Term Fixed Income (70.5%) Value
Technology (2.5%) - continued
Viavi Solutions, Inc.
$ 38,000 3.750%,  10/1/2029
a
$ 30,403
Viavi Solutions, Inc., Convertible
18,000 1.000%,  3/1/2024 20,133
Vishay Intertechnology, Inc.,
Convertible
19,000 2.250%,  6/15/2025 17,659
Ziff Davis, Inc., Convertible
39,000 1.750%,  11/1/2026
a
36,016
Total 1,536,951
Transportation (1.0%)
Air Transport Services Group, Inc.,
Convertible
12,000 1.125%,  10/15/2024 11,970
Allegiant Travel Company
37,000 7.250%,  8/15/2027
a
34,872
American Airlines, Inc.
111,000 11.750%,  7/15/2025
a
115,922
121,000 5.500%,  4/20/2026
a
113,640
Avis Budget Car Rental, LLC
45,000 5.375%,  3/1/2029
a,b
36,952
Delta Air Lines, Inc.
25,000 7.000%,  5/1/2025
a
25,161
10,000 7.375%,  1/15/2026 10,109
Hawaiian Brand Intellectual
Property, Ltd.
22,000 5.750%,  1/20/2026
a
19,404
Hertz Corporation
34,000 4.625%,  12/1/2026
a
27,620
40,000 5.000%,  12/1/2029
a
29,750
JetBlue Airways Corporation,
Convertible
32,000 0.500%,  4/1/2026 22,720
Southwest Airlines Company,
Convertible
43,000 1.250%,  5/1/2025 49,084
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
41,947
38,000 4.625%,  4/15/2029
a
31,443
VistaJet Malta Finance plc
50,000 6.375%,  2/1/2030
a
40,875
XPO Logistics, Inc.
7,000 6.250%,  5/1/2025
a
7,020
Total 618,489
U.S. Government & Agencies (10.9%)
U.S. Treasury Bonds
2,955,000 1.375%,  11/15/2031 2,400,937
U.S. Treasury Notes
4,830,000 1.250%,  12/31/2026 4,290,210
Total 6,691,147
Utilities (3.1%)
Algonquin Power & Utilities
Corporation
175,000 4.750%,  1/18/2082
c
142,935
American Electric Power
Company, Inc.
250,000 3.875%,  2/15/2062
c
195,942
Calpine Corporation
48,000 4.500%,  2/15/2028
a
42,287

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Utilities (3.1%) - continued
Dominion Energy, Inc.
$ 146,000 4.650%,  12/15/2024
c,d
$ 128,590
150,000 4.350%,  1/15/2027
c,d
127,254
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
90,167
45,000 4.875%,  9/16/2024
c,d
40,331
Edison International
210,000 5.000%,  12/15/2026
c,d
165,900
NextEra Energy Capital Holdings,
Inc.
185,000 3.800%,  3/15/2082
c
145,206
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
a
91,000
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,544
39,000 Zero Coupon,  11/15/2025
a
38,920
NiSource, Inc.
70,000 5.650%,  6/15/2023
c,d
64,575
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
93,108
20,000 5.250%,  6/15/2029
a
17,500
NRG Energy, Inc., Convertible
16,000 2.750%,  6/1/2048 17,032
PG&E Corporation
47,000 5.000%,  7/1/2028 40,418
Sempra Energy
115,000 4.125%,  4/1/2052
c
90,275
44,000 4.875%,  10/15/2025
c,d
40,920
Southern Company
110,000 4.000%,  1/15/2051
c
98,582
90,000 3.750%,  9/15/2051
c
72,980
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
a
88,103
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
a
72,260
Total 1,911,829
Total Long-Term Fixed Income
(cost $50,077,492) 43,276,649
Shares
Registered Investment
Companies ( 19.0% ) Value
Unaffiliated  (11.1%)
79,800 Aberdeen Asia-Pacific Income
Fund, Inc. 201,096
34,125 AllianceBernstein Global High
Income Fund, Inc. 303,030
2,923 Allspring Global Dividend
Opportunities Fund 12,130
39,827 Allspring Income Opportunities
Fund 246,927
17,383 Barings Global Short Duration
High Yield Fund 212,420
19,638 BlackRock Core Bond Trust 196,380
19,784 BlackRock Corporate High Yield
Fund, Inc. 169,153
23,878 BlackRock Credit Allocation
Income Trust 227,796
1,900 BlackRock Debt Strategies Fund,
Inc. 16,948
1,500 BlackRock Enhanced Equity
Dividend Trust 12,165
Shares
Registered Investment
Companies (19.0%) Value
Unaffiliated  (11.1%)- continued
20,273 BlackRock Enhanced Global
Dividend Trust $ 178,605
6,800 BlackRock Enhanced International
Dividend Trust 30,396
1,350 BlackRock Floating Rate Income
Strategies Fund, Inc. 14,864
14,900 BlackRock Income Trust, Inc. 61,686
10,718 BlackRock Multi-Sector Income
Trust 152,624
14,650 Blackstone Strategic Credit Fund
b
155,730
75,498 BNY Mellon High Yield Strategies
Fund 159,301
13,754 Delaware Ivy High Income
Opportunities Fund 138,778
26,020 Eaton Vance Limited Duration
Income Fund 239,644
1,883 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 13,652
24,846 First Trust High Income Long/Short
Fund 269,331
13,673 First Trust Senior Floating Rate
Income Fund II 136,593
10,286 Invesco Dynamic Credit
Opportunities Fund
f
107,880
13,975 iShares Preferred and Income
Securities ETF
b
442,588
12,994 New America High Income Fund,
Inc. 84,591
55,800 Nuveen Credit Strategies Income
Fund 285,138
13,964 Nuveen Global High Income Fund 147,181
8,400 Nuveen Preferred Income
Opportunities Fund 58,380
9,400 Nuveen Quality Preferred Income
Fund II 61,758
13,279 Nuveen Short Duration Credit
Opportunities Fund 157,091
28,485 PGIM Global High Yield Fund, Inc. 301,371
25,434 PGIM High Yield Bond Fund, Inc. 293,508
9,093 Pimco Dynamic Income Fund 176,222
1,438 Pioneer High Income Fund, Inc. 9,290
7,672 SPDR Bloomberg High Yield Bond
ETF
b
673,985
18,340 Templeton Emerging Markets
Income Fund 81,246
2,580 Tri-Continental Corporation 65,945
450 Vanguard Short-Term Corporate
Bond ETF
b
33,426
17,400 Virtus AllianzGI Convertible &
Income Fund 55,680
2,775 Virtus AllianzGI Equity &
Convertible Income Fund 56,360
14,186 Virtus Dividend, Interest &
Premium Strategy Fund 151,507
8,102 Voya Asia Pacific High Dividend
Equity Income Fund 48,531
30,100 Voya Global Equity Dividend &
Premium Opportunity Fund 150,500

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (19.0%) Value
Unaffiliated  (11.1%)- continued
55,693 Western Asset High Income
Opportunity Fund, Inc. $ 204,950
Total 6,796,377
Affiliated  (7.9%)
688,203 Thrivent Core Emerging Markets
Debt Fund 4,872,481
Total 4,872,481
Total Registered Investment
Companies (cost $15,507,304) 11,668,858
Shares Preferred Stock ( 6.8% ) Value
Communications Services (0.6%)
13,375 AT&T, Inc., 4.750%
d
251,182
274 Paramount Global, Convertible,
5.750% 8,467
6,000 Telephone and Data Systems, Inc.,
6.000%
d
111,600
Total 371,249
Consumer Cyclical (0.2%)
5,500 Ford Motor Company, 6.000% 127,985
Total 127,985
Consumer Non-Cyclical (0.3%)
897 Becton, Dickinson and Company,
Convertible, 6.000% 42,285
274 Boston Scientific Corporation,
Convertible, 5.500% 27,734
3,200 CHS, Inc., 6.750%
c,d
79,200
4 Danaher Corporation, Convertible,
5.000% 5,390
Total 154,609
Energy (0.2%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
94,499
525 Energy Transfer, LP, 7.600%
c,d
12,700
1,415 NuStar Logistics, LP, 9.246%
c
34,540
60 UGI Corporation, Convertible,
7.250% 4,785
Total 146,524
Financials (4.7%)
3,925 Aegon Funding Corporation II,
5.100% 81,915
8,500 Allstate Corporation, 5.100%
d
178,415
4,000 American International Group, Inc.,
5.850%
d
96,240
8,500 Bank of America Corporation,
4.250%
d
147,475
5,000 Bank of America Corporation,
5.000%
d
102,350
1,250 Bank of America Corporation,
5.375%
d
27,150
32 Bank of America Corporation,
Convertible, 7.250%
d
37,536
5,300 Capital One Financial Corporation,
5.000%
d
104,039
2,000 Citigroup Capital XIII, 9.176%
c
55,800
8,200 Equitable Holdings, Inc., 5.250%
d
170,806
60 First Horizon Bank, 3.750%
a,c,d
48,000
Shares Preferred Stock (6.8%) Value
Financials (4.7%) - continued
3,000 First Horizon Corporation, 6.500%
d
$ 74,250
8,500 First Republic Bank, 4.500%
d
157,505
7,200 J.P. Morgan Chase & Company,
4.200%
d
129,888
6,825 J.P. Morgan Chase & Company,
4.750%
d
143,734
1,900 J.P. Morgan Chase & Company,
5.750%
d
46,949
492 KKR & Company, Inc.,
Convertible, 6.000% 26,775
5,500 Morgan Stanley, 5.850%
c,d
133,265
5,800 Morgan Stanley, 7.125%
c,d
148,132
5,500 Public Storage, 3.950%
d
90,585
5,950 Public Storage, 4.125%
d
108,587
850 Public Storage, 4.625%
d
17,127
225 Public Storage, 4.700%
d
4,595
3,500 Regions Financial Corporation,
5.700%
c,d
78,540
250 Synovus Financial Corporation,
5.875%
c,d
6,128
5,150 Truist Financial Corporation,
4.750%
d
102,176
13,500 Wells Fargo & Company, 4.250%
d
232,065
4,500 Wells Fargo & Company, 4.750%
d
84,510
224 Wells Fargo & Company,
Convertible, 7.500%
d
269,696
Total 2,904,233
Utilities (0.8%)
572 AES Corporation, Convertible,
6.875% 50,548
289 American Electric Power
Company, Inc., Convertible,
6.125% 14,305
11,500 CMS Energy Corporation, 4.200%
d
196,650
181 NextEra Energy, Inc., Convertible,
5.279% 9,010
46 NiSource, Inc., Convertible,
7.750% 4,627
8,800 Southern Company, 4.950% 181,632
Total 456,772
Total Preferred Stock
(cost $5,256,375) 4,161,372
Shares
Collateral Held for Securities
Loaned ( 3.3% ) Value
2,050,009 Thrivent Cash Management Trust 2,050,009
Total Collateral Held for
Securities Loaned
(cost $2,050,009) 2,050,009
Shares Common Stock ( 1.0% ) Value
Communications Services (0.1%)
453 AT&T, Inc. 6,949
68 Charter Communications, Inc.
g
20,628
159 Twitter, Inc.
g
6,971
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
320
Total 34,868
Consumer Discretionary (<0.1%)
259 Bloomin' Brands, Inc. 4,747
8 Booking Holdings, Inc.
g
13,146

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.0%) Value
Consumer Discretionary (<0.1%) - continued
32 Dick's Sporting Goods, Inc. $ 3,349
Total 21,242
Energy (0.1%)
168 Pioneer Natural Resources
Company 36,377
Total 36,377
Financials (0.3%)
1,466 AG Mortgage Investment Trust,
Inc. 6,025
2,300 AGNC Investment Corporation 19,366
1,162 Annaly Capital Management, Inc. 19,940
2,400 Apollo Commercial Real Estate
Finance, Inc. 19,920
19,784 BlackRock Corporate High Yield
Fund, Inc., Rights
g
40
1,900 BlackRock TCP Capital
Corporation 20,767
3,800 Chimera Investment Corporation 19,836
116 Encore Capital Group, Inc.
g
5,276
1,169 FS KKR Capital Corporation 19,814
2,182 Golub Capital BDC, Inc. 27,035
2,800 Granite Point Mortgage Trust, Inc. 18,032
4,050 Rithm Capital Corporation 29,646
2,700 Two Harbors Investment
Corporation 8,964
Total 214,661
Health Care (0.2%)
77 BioMarin Pharmaceutical, Inc.
g
6,527
212 Danaher Corporation 54,758
131 Elevance Health, Inc. 59,505
525 Ionis Pharmaceuticals, Inc.
g
23,221
Total 144,011
Industrials (0.1%)
251 Chart Industries, Inc.
g
46,272
211 FTI Consulting, Inc.
g
34,965
43 SunPower Corporation
g
990
Total 82,227
Information Technology (0.1%)
51 Microchip Technology, Inc. 3,112
614 ON Semiconductor Corporation
g
38,271
31 Teradyne, Inc. 2,330
Total 43,713
Utilities (0.1%)
122 American Electric Power
Company, Inc. 10,547
421 NextEra Energy, Inc. 33,010
598 NiSource, Inc. 15,064
46 NRG Energy, Inc. 1,760
Total 60,381
Total Common Stock
(cost $733,734) 637,480
Shares Short-Term Investments ( 4.5% ) Value
Thrivent Core Short-Term Reserve
Fund
276,277 3.170% $ 2,762,773
Total Short-Term Investments
(cost $2,762,769) 2,762,773
Total Investments (cost
$76,387,683) 105.1% $64,557,141
Other Assets and Liabilities, Net
(5.1%) (3,139,984)
Total Net Assets 100.0% $61,417,157
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $16,306,317 or
26.6% of total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Fund as of September 30, 2022
was $60,491 or 0.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 64,882
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 563,389
Common Stock 1,432,695
Total lending $1,996,084
Gross amount payable upon return of
collateral for securities loaned $2,050,009
Net amounts due to counterparty $53,925

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,199,364 – 1,199,364 –
Capital Goods 2,388,541 – 2,388,541 –
Collateralized Mortgage Obligations 48,583 – 48,583 –
Communications Services 3,222,892 – 3,222,892 –
Consumer Cyclical 3,828,647 – 3,828,647 –
Consumer Non-Cyclical 2,441,435 – 2,441,435 –
Energy 4,365,520 – 4,365,520 –
Financials 13,159,677 – 13,159,677 –
Mortgage-Backed Securities 1,863,574 – 1,863,574 –
Technology 1,536,951 – 1,536,951 –
Transportation 618,489 – 618,489 –
U.S. Government & Agencies 6,691,147 – 6,691,147 –
Utilities 1,911,829 – 1,911,829 –
Registered Investment Companies
Unaffiliated 6,796,377 6,688,497 – 107,880
Preferred Stock
Communications Services 371,249 371,249 – –
Consumer Cyclical 127,985 127,985 – –
Consumer Non-Cyclical 154,609 154,609 – –
Energy 146,524 146,524 – –
Financials 2,904,233 2,856,233 48,000 –
Utilities 456,772 456,772 – –
Common Stock
Communications Services 34,868 34,548 320 –
Consumer Discretionary 21,242 21,242 – –
Energy 36,377 36,377 – –
Financials 214,661 214,661 – –
Health Care 144,011 144,011 – –
Industrials 82,227 82,227 – –
Information Technology 43,713 43,713 – –
Utilities 60,381 60,381 – –
Subtotal Investments in Securities $54,871,878 $11,439,029 $43,324,969 $107,880
Other Investments  * Total
Affiliated Registered Investment Companies 4,872,481
Affiliated Short-Term Investments 2,762,773
Collateral Held for Securities Loaned 2,050,009
Subtotal Other Investments $9,685,263
Total Investments at Value $64,557,141
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $6,320 $789 $475 $4,872 688 7.9%
Total Affiliated Registered Investment
Companies 6,320 4,872 7.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 2,534 31,116 30,887 2,763 276 4.5
Total Affiliated Short-Term Investments 2,534 2,763 4.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,020 53,641 56,611 2,050 2,050 3.3
Total Collateral Held for Securities Loaned 5,020 2,050 3.3
Total Value $13,874 $9,685
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($124) ($1,638) $– $239
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 0 0 – 23
Total Income/Non Income Cash from Affiliated Investments $262
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total ($124) ($1,638) $–

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each Fund may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the nine months ended September 30, 2022, Diversified
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the nine months ended September 30, 2022, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 30, 2022, Diversified
Income Plus used CDX Indexes (comprised of credit default
swaps) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of September 30, 2022, the value of securities on loan is as follows:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Diversified Income Plus $ 31,006,861
Multidimensional Income 1,996,084